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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04815

Ultra Series Fund

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

Semi-Annual Shareholder Report June 30, 2026

Conservative Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Conservative Allocation Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.32%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$44,570,035
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$68,135

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	49.6%
Madison Large Cap Fund, Class R6	6.1%
Vanguard FTSE All-World ex-U.S. ETF	4.3%
Janus Henderson Mortgage-Backed Securities ETF	4.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.1%
iShares Core S&P U.S. Growth ETF	3.3%
VictoryShares Free Cash Flow ETF	3.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.1%
Invesco S&P 500 Quality ETF	3.0%
iShares Core S&P Small-Cap ETF	2.7%

Portfolio Allocation (% of Net Assets)

Investment Companies	55.7%
Exchange Traded Funds	39.4%
Short-Term Investments	8.3%
Other Assets and Liabilities, Net	(3.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Conservative Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Conservative Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Conservative Allocation Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.57%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$44,570,035
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$68,135

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	49.6%
Madison Large Cap Fund, Class R6	6.1%
Vanguard FTSE All-World ex-U.S. ETF	4.3%
Janus Henderson Mortgage-Backed Securities ETF	4.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.1%
iShares Core S&P U.S. Growth ETF	3.3%
VictoryShares Free Cash Flow ETF	3.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.1%
Invesco S&P 500 Quality ETF	3.0%
iShares Core S&P Small-Cap ETF	2.7%

Portfolio Allocation (% of Net Assets)

Investment Companies	55.7%
Exchange Traded Funds	39.4%
Short-Term Investments	8.3%
Other Assets and Liabilities, Net	(3.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Conservative Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Moderate Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Moderate Allocation Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.32%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$94,632,937
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$141,836

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	29.9%
Madison Large Cap Fund, Class R6	11.5%
Vanguard FTSE All-World ex-U.S. ETF	7.1%
iShares Core S&P U.S. Growth ETF	5.5%
Vanguard Information Technology ETF	4.8%
Invesco S&P 500 Quality ETF	4.5%
iShares Core S&P Small-Cap ETF	4.3%
VictoryShares Free Cash Flow ETF	4.0%
Avantis Emerging Markets Equity ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.1%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	52.5%
Investment Companies	42.6%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(1.3%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Moderate Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Moderate Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Moderate Allocation Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.57%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$94,632,937
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$141,836

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	29.9%
Madison Large Cap Fund, Class R6	11.5%
Vanguard FTSE All-World ex-U.S. ETF	7.1%
iShares Core S&P U.S. Growth ETF	5.5%
Vanguard Information Technology ETF	4.8%
Invesco S&P 500 Quality ETF	4.5%
iShares Core S&P Small-Cap ETF	4.3%
VictoryShares Free Cash Flow ETF	4.0%
Avantis Emerging Markets Equity ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.1%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	52.5%
Investment Companies	42.6%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(1.3%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Moderate Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Aggressive Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.32%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$39,122,357
# of Portfolio Holdings	20
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$57,426

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	14.9%
Madison Large Cap Fund, Class R6	12.7%
Vanguard FTSE All-World ex-U.S. ETF	9.3%
iShares Core S&P U.S. Growth ETF	8.5%
Vanguard Information Technology ETF	6.3%
iShares Core S&P Small-Cap ETF	5.6%
Invesco S&P 500 Quality ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.2%
VictoryShares Free Cash Flow ETF	5.0%
Avantis Emerging Markets Equity ETF	4.7%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	66.0%
Investment Companies	29.0%
Short-Term Investments	7.5%
Other Assets and Liabilities, Net	(2.5%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Aggressive Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Aggressive Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$30	0.57%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$39,122,357
# of Portfolio Holdings	20
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$57,426

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	14.9%
Madison Large Cap Fund, Class R6	12.7%
Vanguard FTSE All-World ex-U.S. ETF	9.3%
iShares Core S&P U.S. Growth ETF	8.5%
Vanguard Information Technology ETF	6.3%
iShares Core S&P Small-Cap ETF	5.6%
Invesco S&P 500 Quality ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.2%
VictoryShares Free Cash Flow ETF	5.0%
Avantis Emerging Markets Equity ETF	4.7%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	66.0%
Investment Companies	29.0%
Short-Term Investments	7.5%
Other Assets and Liabilities, Net	(2.5%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Aggressive Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Diversified Income Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Diversified Income Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.27%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$131,868,743
# of Portfolio Holdings	17
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$169,652

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Dividend Value ETF	21.7%
Madison Short-Term Strategic Income ETF	18.2%
Madison Aggregate Bond ETF	17.1%
Madison Covered Call ETF	13.3%
State Street SPDR Portfolio High Yield Bond ETF	11.3%
Schwab U.S. Dividend Equity ETF	6.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	6.1%
Global X MLP ETF	3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	1.8%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.3%
Short-Term Investments	2.9%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(2.2%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Diversified Income Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Diversified Income Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Diversified Income Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$26	0.52%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$131,868,743
# of Portfolio Holdings	17
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$169,652

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Dividend Value ETF	21.7%
Madison Short-Term Strategic Income ETF	18.2%
Madison Aggregate Bond ETF	17.1%
Madison Covered Call ETF	13.3%
State Street SPDR Portfolio High Yield Bond ETF	11.3%
Schwab U.S. Dividend Equity ETF	6.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	6.1%
Global X MLP ETF	3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	1.8%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.3%
Short-Term Investments	2.9%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(2.2%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Diversified Income Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Core Bond Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$29	0.58%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$45,925,411
# of Portfolio Holdings	236
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$133,446

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.6%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.5%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.5%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	1.2%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.2%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.2%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	46.3%
Corporate Notes and Bonds	24.7%
U.S. Government and Agency Obligations	16.7%
Collateralized Mortgage Obligations	6.3%
Foreign Corporate Bonds	2.7%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	0.8%
Asset Backed Securities	0.5%
Other Assets and Liabilities, Net	0.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Core Bond Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Core Bond Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$41	0.83%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$45,925,411
# of Portfolio Holdings	236
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$133,446

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.6%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.5%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.5%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	1.2%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.2%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.2%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	46.3%
Corporate Notes and Bonds	24.7%
U.S. Government and Agency Obligations	16.7%
Collateralized Mortgage Obligations	6.3%
Foreign Corporate Bonds	2.7%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	0.8%
Asset Backed Securities	0.5%
Other Assets and Liabilities, Net	0.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Core Bond Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Large Cap Value Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Value Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$32	0.62%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$156,501,940
# of Portfolio Holdings	38
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$488,665

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	5.5%
Exxon Mobil Corp.	4.4%
Chevron Corp.	4.2%
Texas Instruments, Inc.	4.0%
NextEra Energy, Inc.	4.0%
Procter & Gamble Co.	3.7%
AbbVie, Inc.	3.6%
Union Pacific Corp.	3.4%
CME Group, Inc.	3.1%
Automatic Data Processing, Inc.	2.9%

Sector Allocation (% of Net Assets)

Industrials	19.5%
Financials	17.0%
Health Care	13.5%
Energy	13.4%
Information Technology	10.5%
Consumer Staples	9.9%
Consumer Discretionary	7.6%
Utilities	4.0%
Materials	2.9%
Short-Term Investments	1.8%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Value Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Large Cap Value Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Value Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$45	0.87%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$156,501,940
# of Portfolio Holdings	38
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$488,665

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	5.5%
Exxon Mobil Corp.	4.4%
Chevron Corp.	4.2%
Texas Instruments, Inc.	4.0%
NextEra Energy, Inc.	4.0%
Procter & Gamble Co.	3.7%
AbbVie, Inc.	3.6%
Union Pacific Corp.	3.4%
CME Group, Inc.	3.1%
Automatic Data Processing, Inc.	2.9%

Sector Allocation (% of Net Assets)

Industrials	19.5%
Financials	17.0%
Health Care	13.5%
Energy	13.4%
Information Technology	10.5%
Consumer Staples	9.9%
Consumer Discretionary	7.6%
Utilities	4.0%
Materials	2.9%
Short-Term Investments	1.8%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Value Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Large Cap Growth Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Growth Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$42	0.83%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$163,635,616
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$667,148

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Texas Instruments, Inc.	6.4%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.7%
Amazon.com, Inc.	5.3%
Parker-Hannifin Corp.	4.8%
Ferguson Enterprises, Inc.	4.7%
Visa, Inc., Class A	4.5%
Analog Devices, Inc.	4.4%
Agilent Technologies, Inc.	3.5%

Sector Allocation (% of Net Assets)

Financials	26.0%
Information Technology	21.4%
Industrials	19.2%
Consumer Discretionary	13.3%
Communication Services	10.0%
Health Care	7.8%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	(0.9%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Growth Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Large Cap Growth Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Growth Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$55	1.08%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$163,635,616
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$667,148

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Texas Instruments, Inc.	6.4%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.7%
Amazon.com, Inc.	5.3%
Parker-Hannifin Corp.	4.8%
Ferguson Enterprises, Inc.	4.7%
Visa, Inc., Class A	4.5%
Analog Devices, Inc.	4.4%
Agilent Technologies, Inc.	3.5%

Sector Allocation (% of Net Assets)

Financials	26.0%
Information Technology	21.4%
Industrials	19.2%
Consumer Discretionary	13.3%
Communication Services	10.0%
Health Care	7.8%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	(0.9%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Growth Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Mid Cap Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$47	0.93%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$101,876,576
# of Portfolio Holdings	37
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$470,949

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.4%
Amphenol Corp., Class A	5.5%
Ross Stores, Inc.	5.1%
Carlisle Cos., Inc.	4.1%
Brown & Brown, Inc.	3.8%
MKS, Inc.	3.8%
Liberty Media Corp.-Liberty Formula One, Class C	3.6%
Labcorp Holdings, Inc.	3.5%
Medpace Holdings, Inc.	3.5%
PACCAR, Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.2%
Information Technology	21.4%
Industrials	20.9%
Consumer Discretionary	12.8%
Health Care	12.0%
Short-Term Investments	8.5%
Communication Services	3.6%
Other Assets and Liabilities, Net	(3.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Mid Cap Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Mid Cap Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class II for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$60	1.18%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$101,876,576
# of Portfolio Holdings	37
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$470,949

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.4%
Amphenol Corp., Class A	5.5%
Ross Stores, Inc.	5.1%
Carlisle Cos., Inc.	4.1%
Brown & Brown, Inc.	3.8%
MKS, Inc.	3.8%
Liberty Media Corp.-Liberty Formula One, Class C	3.6%
Labcorp Holdings, Inc.	3.5%
Medpace Holdings, Inc.	3.5%
PACCAR, Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.2%
Information Technology	21.4%
Industrials	20.9%
Consumer Discretionary	12.8%
Health Care	12.0%
Short-Term Investments	8.5%
Communication Services	3.6%
Other Assets and Liabilities, Net	(3.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Mid Cap Fund Class II

Semi-Annual Shareholder Report June 30, 2026

Madison Target Retirement 2020 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$9,408,606
# of Portfolio Holdings	19
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$12,756

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	19.3%
iShares 7-10 Year Treasury Bond ETF	15.5%
Schwab Intermediate-Term U.S. Treasury ETF	14.9%
iShares Aaa - A Rated Corporate Bond ETF	10.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	8.5%
TCW Flexible Income ETF	6.7%
Invesco S&P 500 Quality ETF	5.6%
JPMorgan International Research Enhanced Equity ETF	2.9%
VictoryShares Free Cash Flow ETF	2.5%
State Street SPDR Portfolio Short Term Treasury ETF	2.2%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	97.5%
Short-Term Investments	2.4%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2020 Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Madison Target Retirement 2030 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$54,858,606
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$66,656

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	16.1%
Schwab Intermediate-Term U.S. Treasury ETF	12.2%
iShares 7-10 Year Treasury Bond ETF	11.5%
Invesco S&P 500 Quality ETF	9.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	8.1%
iShares Aaa - A Rated Corporate Bond ETF	7.5%
TCW Flexible Income ETF	5.2%
JPMorgan International Research Enhanced Equity ETF	3.9%
Vanguard Information Technology ETF	3.9%
Vanguard FTSE All-World ex-U.S. ETF	3.5%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	97.4%
Short-Term Investments	3.0%
Other Assets and Liabilities, Net	(0.4%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2030 Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Madison Target Retirement 2040 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$42,092,674
# of Portfolio Holdings	20
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$50,496

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	14.1%
Janus Henderson Mortgage-Backed Securities ETF	9.0%
Vanguard Information Technology ETF	7.4%
iShares 7-10 Year Treasury Bond ETF	7.4%
Schwab Intermediate-Term U.S. Treasury ETF	7.3%
Vanguard FTSE All-World ex-U.S. ETF	7.1%
JPMorgan International Research Enhanced Equity ETF	6.0%
iShares Aaa - A Rated Corporate Bond ETF	5.2%
VictoryShares Free Cash Flow ETF	5.0%
Distillate U.S. Fundamental Stability & Value ETF	4.9%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	96.8%
Short-Term Investments	3.1%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2040 Fund Class I

Semi-Annual Shareholder Report June 30, 2026

Madison Target Retirement 2050 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/ . You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2026)

Total Net Assets	$38,112,716
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$44,767

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	15.4%
Vanguard Information Technology ETF	9.2%
Vanguard FTSE All-World ex-U.S. ETF	8.6%
JPMorgan International Research Enhanced Equity ETF	6.8%
Janus Henderson Mortgage-Backed Securities ETF	6.5%
iShares 7-10 Year Treasury Bond ETF	5.7%
VictoryShares Free Cash Flow ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.5%
Schwab Intermediate-Term U.S. Treasury ETF	5.1%
iShares Core S&P U.S. Growth ETF	4.6%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	96.9%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, proxy voting information or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2050 Fund Class I

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)	Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

ULTRA SERIES FUND	Semi Annual Financial Statements and Other Information June 30, 2026

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Diversified Income Fund

Core Bond Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

Madison Target Retirement 2020 Fund

Madison Target Retirement 2030 Fund

Madison Target Retirement 2040 Fund

Madison Target Retirement 2050 Fund

ULTRASERIESFUND.COM

Ultra Series Funds | June 30, 2026

Ultra Series Fund | June 30, 2026

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 39.4%
Bond Funds - 11.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF (A)	25,819	$1,372,796
Janus Henderson Mortgage-Backed Securities ETF	40,897	1,839,956
VanEck J. P. Morgan EM Local Currency Bond ETF (A)	71,360	1,823,962
		5,036,714
Foreign Stock Funds - 9.5%
Avantis Emerging Markets Equity ETF	9,831	948,593
Franklin FTSE Japan ETF (A)	6,014	239,057
iShares MSCI Emerging Markets Asia ETF	3,745	438,015
Vanguard FTSE All-World ex-U.S. ETF	22,817	1,910,924
Vanguard FTSE Europe ETF	7,800	690,612
		4,227,201
Stock Funds - 18.6%
Distillate U.S. Fundamental Stability & Value ETF	14,944	895,146
Invesco S&P 500 Quality ETF	15,076	1,358,348
iShares Core S&P Small-Cap ETF	8,107	1,202,349
iShares Core S&P U.S. Growth ETF	7,751	1,457,886
State Street Energy Select Sector SPDR ETF	4,130	219,344
State Street Health Care Select Sector SPDR ETF	3,576	567,368
Vanguard Information Technology ETF	9,624	1,150,260
VictoryShares Free Cash Flow ETF	31,752	1,452,654
		8,303,355
Total Exchange Traded Funds
(Cost $14,984,375)		17,567,270

INVESTMENT COMPANIES - 55.7%
Bond Funds - 49.6%
Madison Core Bond Fund, Class R6 (B) (C)	2,454,566	22,091,096

Stock Funds - 6.1%
Madison Large Cap Fund, Class R6 (B)	92,057	2,737,772

Total Investment Companies
(Cost $25,171,354)		24,828,868

SHORT-TERM INVESTMENTS - 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.580%	2,090,279	2,090,279
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.660%	1,619,099	1,619,099

Total Short-Term Investments (Cost $3,709,378)		3,709,378
TOTAL INVESTMENTS - 103.4% (Cost $43,865,107**)		46,105,516
NET OTHER ASSETS AND LIABILITIES - (3.4%)		(1,535,481)
TOTAL NET ASSETS - 100.0%		$44,570,035

**	Aggregate cost for Federal tax purposes was $43,868,358.

(A)	All or a portion of these securities, with an aggregate fair value of $1,729,307, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.

(B)	Affiliated Company (see Note 10).

(C)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/core-bond-fund/.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 52.5%
Bond Funds - 6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	36,460	$1,938,578
Janus Henderson Mortgage-Backed Securities ETF	31,217	1,404,453
VanEck J. P. Morgan EM Local Currency Bond ETF	93,653	2,393,771
		5,736,802
Foreign Stock Funds - 16.1%
Avantis Emerging Markets Equity ETF	35,347	3,410,632
Franklin FTSE Japan ETF (A)	24,680	981,030
iShares MSCI Emerging Markets Asia ETF	13,924	1,628,551
Vanguard FTSE All-World ex-U.S. ETF	80,342	6,728,643
Vanguard FTSE Europe ETF	27,993	2,478,500
		15,227,356
Stock Funds - 30.3%
Distillate U.S. Fundamental Stability & Value ETF	48,929	2,930,847
Invesco S&P 500 Quality ETF (A)	47,723	4,299,842
iShares Core S&P Small-Cap ETF	27,379	4,060,579
iShares Core S&P U.S. Growth ETF	27,585	5,188,463
State Street Energy Select Sector SPDR ETF	21,790	1,157,267
State Street Health Care Select Sector SPDR ETF	13,584	2,155,237
State Street SPDR S&P Bank ETF (A)	7,590	517,790
Vanguard Information Technology ETF	38,394	4,588,851
VictoryShares Free Cash Flow ETF	82,468	3,772,911
		28,671,787
Total Exchange Traded Funds (Cost $40,206,183)		49,635,945

INVESTMENT COMPANIES - 42.6%
Bond Funds - 29.9%
Madison Core Bond Fund, Class R6 (B) (C)	3,140,962	28,268,660

Stock Funds - 12.7%
Madison Large Cap Fund, Class R6 (B)	367,106	10,917,740
Madison Mid Cap Fund, Class R6 (B)	66,037	1,139,799
		12,057,539
Total Investment Companies (Cost $36,461,581)		40,326,199

SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.580%	4,571,956	4,571,956
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 3.660%	1,356,245	1,356,245

Total Short-Term Investments (Cost $5,928,201)		5,928,201
TOTAL INVESTMENTS - 101.3% (Cost $82,595,965**)		95,890,345
NET OTHER ASSETS AND LIABILITIES - (1.3%)		(1,257,408)
TOTAL NET ASSETS - 100.0%		$94,632,937

**	Aggregate cost for Federal tax purposes was $82,597,533.

(A)	All or a portion of these securities, with an aggregate fair value of $1,473,603, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.

(B)	Affiliated Company (see Note 10).

(C)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/core-bond-fund/.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 66.0%
Bond Funds - 1.3%
Janus Henderson Mortgage-Backed
Securities ETF	11,202	$503,978

Foreign Stock Funds - 22.1%
Avantis Emerging Markets Equity ETF	19,118	1,844,696
Franklin FTSE Japan ETF (A)	15,456	614,376
iShares MSCI Emerging Markets Asia ETF	9,854	1,152,524
Vanguard FTSE All-World ex-U.S. ETF	43,392	3,634,080
Vanguard FTSE Europe ETF (A)	15,983	1,415,135
		8,660,811
Stock Funds - 42.6%
Distillate U.S. Fundamental Stability & Value ETF	33,647	2,015,455
Invesco S&P 500 Quality ETF	24,011	2,163,391
iShares Core S&P Small-Cap ETF	14,668	2,175,411
iShares Core S&P U.S. Growth ETF	17,590	3,308,503
State Street Energy Select Sector SPDR ETF	14,352	762,235
State Street Health Care Select Sector SPDR ETF	7,456	1,182,969
State Street SPDR S&P Bank ETF (A)	9,389	640,518
Vanguard Information Technology ETF	20,770	2,482,430
VictoryShares Free Cash Flow ETF	42,436	1,941,447
		16,672,359
Total Exchange Traded Funds
(Cost $20,375,126)		25,837,148

INVESTMENT COMPANIES - 29.0%
Bond Funds - 14.9%
Madison Core Bond Fund, Class R6 (B)	649,131	5,842,179

Stock Funds - 14.1%
Madison Large Cap Fund, Class R6 (B)	166,667	4,956,675
Madison Mid Cap Fund, Class R6 (B)	31,146	537,579
		5,494,254
Total Investment Companies
(Cost $8,871,064)		11,336,433

SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government
Money Market Fund, Premier Class (C), 3.580%	1,926,897	1,926,897
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 3.660%	1,012,925	1,012,925

Total Short-Term Investments
(Cost $2,939,822)		2,939,822
TOTAL INVESTMENTS - 102.5%
(Cost $32,186,012**)		40,113,403

NET OTHER ASSETS AND LIABILITIES - (2.5%)		(991,046)
TOTAL NET ASSETS - 100.0%		$39,122,357

**	Aggregate cost for Federal tax purposes was $32,186,012.

(A)	All or a portion of these securities, with an aggregate fair value of $1,278,105, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.

(B)	Affiliated Company (see Note 10).
(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B), 7.488%, 9/25/36	$2,190,000	$—
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (A) (B), 7.000%, 2/25/36	1,025,000	—

Total Commercial Mortgage- Backed Securities (Cost $–)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	4,753	5,020
7.000%, 5/1/32 Pool # 644591	627	662
		5,682
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	2,117	2,185

Ginnie Mae - 0.0%
6.500%, 4/20/31 Pool # 3068	4,478	4,642

Total Mortgage Backed Securities (Cost $11,980)		12,509
	Shares
EXCHANGE TRADED FUNDS - 99.3%
Bond Funds - 54.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF (C)	44,102	2,344,903
Madison Aggregate Bond ETF (C) (D)	1,115,000	22,545,523
Madison Short-Term Strategic Income ETF (D)	1,187,500	24,048,063
State Street SPDR Portfolio High Yield Bond ETF	633,801	14,856,295
VanEck J. P. Morgan EM Local Currency Bond ETF (C)	316,761	8,096,411
		71,891,195
Stock Funds - 44.8%
Global X MLP ETF	77,646	4,121,450
Madison Covered Call ETF (D)	1,000,000	17,562,900
Madison Dividend Value ETF (C) (D)	1,180,000	28,651,108
Schwab U.S. Dividend Equity ETF	276,851	8,778,945
		59,114,403
Total Exchange Traded Funds (Cost $125,973,609)		131,005,598

SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E), 3.580%	1,133,775	1,133,775
	Shares	Value (Note 2, 3)
State Street Navigator Securities Lending Government Money Market Portfolio (E) (F), 3.660%	2,658,511	$2,658,511

Total Short-Term Investments (Cost $3,792,286)		3,792,286
TOTAL INVESTMENTS - 102.2% (Cost $129,777,875**)		134,810,393

NET OTHER ASSETS AND LIABILITIES - (2.2%)		(2,941,650)

TOTAL NET ASSETS - 100.0%		$131,868,743

**	Aggregate cost for Federal tax purposes was $130,030,811.

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at June 30, 2026.

(B)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(C)	All or a portion of these securities, with an aggregate fair value of $10,536,629, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.

(D)	Affiliated Company (see Note 10).

(E)	7-day yield.

(F)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2, 3)
ASSET BACKED SECURITIES - 0.5%
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	$64,929	$65,161
Towd Point Mortgage Trust, Series 2024- CES1, Class AlA(A), 5.848%, 1/25/64	137,815	137,898

Total Asset Backed Securities (Cost $202,682)		203,059

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class Al (B) (C), 2.879%, 7/25/49	21,021	20,651
CIM Trust, Series 2021-J2, Class A4 (A) (C), 2.500%, 4/25/51	227,263	203,964
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	36,823	267
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	95,995	95,498
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	205,908	7,454
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	53,303	52,037
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	82,451	81,222
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	99,894	101,565
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	657,903	89,441
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	249,461	249,786
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	122,758	122,888
GCAT Trust, Series 2021-NQM1, Class Al (A) (C), 0.874%, 1/25/66	104,173	92,134
Government National Mortgage Association REMICS, Series 2025-214, Class ND, 4.750%, 12/20/55	244,399	240,543
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (C), 4.000%, 11/25/49	8,728	8,155
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (C), 3.472%, 2/25/50	45,610	41,221
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (C), 2.500%, 6/25/51	253,614	209,185
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (C), 2.500%, 10/25/51	359,968	322,941
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C), 3.000%, 2/25/50	114,040	98,993
PSMC Trust, Series 2020-2, Class A2 (A) (C), 3.000%, 5/25/50	39,919	35,405
PSMC Trust, Series 2021-1, Class All (A) (C), 2.500%, 3/25/51	134,802	119,538

	Par Value	Value (Note 2, 3)
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C), 2.500%, 12/25/51	$210,219	$186,752
Sequoia Mortgage Trust, Series 2013-7, Class A2 (A), 3.000%, 6/25/43	167,228	151,157
Towd Point Mortgage Trust, Series 2024-4, Class AlA(A), 4.547%, 10/27/64	360,540	359,726
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class Al (A) (C), 4.000%, 4/25/49	4,816	4,529

Total Collateralized Mortgage Obligations (Cost $3,180,067)		2,895,052

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class XI (A), 0.343%, 9/25/26	8,461,050	1,229
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (C), 3.686%, 3/25/53	150,000	140,408
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	239,645	236,026
GSAMP Trust, Series 2006-S5, Class M5 (A) (D), 7.488%, 9/25/36	4,940,000	—
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (A) (D), 7.000%, 2/25/36	2,475,000	—

Total Commercial Mortgage- Backed Securities (Cost $377,884)		377,663

CORPORATE NOTES AND BONDS - 24.7%
Communication Services - 0.6%
AT&T, Inc., 2.250%, 2/1/32	50,000	43,548
SBA Communications Corp., 3.875%, 2/15/27	250,000	248,595
		292,143
Communications - 2.1%
Amazon.com, Inc., 4.875%, 3/13/36	250,000	246,484
Meta Platforms, Inc., 4.875%, 11/15/35	100,000	97,465
Meta Platforms, Inc., 6.300%, 5/15/56	100,000	99,942
NTT Finance Corp., 5.171%, 7/16/32	250,000	250,261
Verizon Communications, Inc., 5.875%, 11/30/55	250,000	243,246
		937,398
Consumer Discretionary - 1.0%
Lowe’s Cos., Inc., 3.000%, 10/15/50	250,000	158,868
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	150,000	155,464
Tractor Supply Co. (E), 5.250%, 5/15/33	150,000	151,100
		465,432
Consumer Staples - 1.1%
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	200,000	143,845
Lamb Weston Holdings, Inc. (C), 4.875%, 5/15/28	150,000	149,014
Mars, Inc., 5.200%, 3/1/35	200,000	201,090
		493,949
Energy - 2.4%
Diamondback Energy, Inc., 5.400%, 4/18/34	200,000	203,026

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2, 3)
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	$150,000	$141,839
Energy Transfer LP, 5.250%, 4/15/29	150,000	152,057
Energy Transfer LP, 6.550%, 12/1/33	200,000	216,627
Kinder Morgan, Inc., 5.550%, 6/1/45	150,000	144,805
MPLX LP, 4.800%, 2/15/29	50,000	50,123
Valero Energy Corp., 4.000%, 6/1/52	100,000	74,781
Valero Energy Partners LP, 4.500%, 3/15/28	100,000	99,885
		1,083,143
Financial - 0.4%
Morgan Stanley, (1 day USD SOFR Index + 1.410%) (A), 5.296%, 4/10/37	100,000	99,683
Wells Fargo & Co., (1 day USD SOFR + 1.100%) (A), 4.960%, 1/23/37	100,000	97,797
		197,480
Financials - 9.7%
Aflac, Inc., 4.750%, 1/15/49	250,000	220,034
American Express Co., (1 day USD SOFR + 1.940%) (A), 6.489%, 10/30/31	250,000	266,866
Athene Holding Ltd., 6.250%, 4/1/54	125,000	116,094
Bank of America Corp., (5 yr. CMT + 2.000%) (A), 3.846%, 3/8/37	150,000	139,511
Capital One Financial Corp., (1 day USD SOFR + 2.640%) (A), 6.312%, 6/8/29	200,000	205,667
CBRE Services, Inc., 4.800%, 6/15/30	125,000	125,042
Citigroup, Inc., (1 day USD SOFR + 2.086%) (A), 4.910%, 5/24/33	250,000	248,944
Citigroup, Inc., (5 yr. CMT + 1.730%) (A), 5.411%, 9/19/39	150,000	148,489
Empower Finance 2020 LP (C), 3.075%, 9/17/51	125,000	80,689
Fifth Third Bancorp, (1 day USD SOFR + 1.660%) (A), 4.337%, 4/25/33	200,000	193,076
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.580%) (A), 5.218%, 4/23/31	250,000	252,611
JPMorgan Chase & Co., (1 day USD SOFR + 1.620%) (A), 5.336%, 1/23/35	250,000	254,060
JPMorgan Chase & Co., (1 day USD SOFR + 1.680%) (A), 5.572%, 4/22/36	200,000	205,861
KeyCorp, 4.100%, 4/30/28	150,000	148,840
KKR Group Finance Co. VIII LLC (C), 3.500%, 8/25/50	250,000	170,843
Liberty Mutual Group, Inc. (C), 4.569%, 2/1/29	150,000	149,251
Morgan Stanley, (1 day USD SOFR + 1.730%) (A), 5.466%, 1/18/35	250,000	254,118
Old Republic International Corp., 3.850%, 6/11/51	100,000	72,227
PNC Bank NA, 2.700%, 10/22/29	125,000	117,496
PNC Financial Services Group, Inc., (1 day USD SOFR + 2.284%) (A), 6.875%, 10/20/34	200,000	221,070
Realty Income Corp., 4.850%, 3/15/30	200,000	201,461
State Street Corp., (1 day USD SOFR + 1.490%) (A), 3.031%, 11/1/34	125,000	117,498
Truist Financial Corp., (1 day USD SOFR + 2.361%) (A), 5.867%, 6/8/34	200,000	208,306
U.S. Bancorp, (1 day USD SOFR + 1.560%) (A), 5.384%, 1/23/30	125,000	127,142
U.S. Bancorp, (1 day USD SOFR + 1.600%) (A), 4.839%, 2/1/34	100,000	98,791

	Par Value	Value (Note 2, 3)

Wells Fargo & Co., (1 day USD SOFR + 1.500%) (A), 5.198%, 1/23/30	$125,000	$126,442
		4,470,429
Health Care -1.8%
Amgen, Inc., 5.650%, 3/2/53	75,000	73,232
Centene Corp., 2.450%, 7/15/28	150,000	142,612
Cigna Group, 4.375%, 10/15/28	50,000	49,806
Health Care Service Corp. A Mutual Legal Reserve Co. (C), 2.200%, 6/1/30	250,000	226,623
Humana, Inc., 5.375%, 4/15/31	100,000	101,410
J.M. Smucker Co., 6.200%, 11/15/33	200,000	213,547
		807,230
Industrial - 0.4%
Honeywell Aerospace, Inc., 4.950%, 3/16/36	200,000	197,295

Industrials -1.7%
Carrier Global Corp., 3.577%, 4/5/50	51,000	37,278
Otis Worldwide Corp., 2.565%, 2/15/30	150,000	139,433
Quanta Services, Inc., 2.900%, 10/1/30	250,000	232,741
Vulcan Materials Co., 3.500%, 6/1/30	200,000	191,459
WRKCo, Inc., 3.900%, 6/1/28	200,000	197,420
		798,331
Information Technology - 2.3%
Broadcom, Inc. (C), 3.187%, 11/15/36	12,000	10,072
Dell International LLC/EMC Corp., 3.450%, 12/15/51	275,000	192,910
Fiserv, Inc., 3.500%, 7/1/29	200,000	192,030
HP, Inc., 2.650%, 6/17/31	200,000	178,805
Iron Mountain, Inc. (C), 4.500%, 2/15/31	125,000	119,564
Oracle Corp., 3.950%, 3/25/51	250,000	160,562
VMware LLC, 2.200%, 8/15/31	250,000	220,355
		1,074,298
Materials - 0.4%
LYB International Finance III LLC, 3.625%, 4/1/51	250,000	165,824

Utilities - 0.8%
Duke Energy Corp., 3.750%, 9/1/46	250,000	187,484
Interstate Power & Light Co., 3.500%, 9/30/49	225,000	158,910
		346,394
Total Corporate Notes and Bonds
(Cost $12,135,356)		11,329,346

FOREIGN CORPORATE BONDS - 2.7%
Energy - 0.3%
Enbridge, Inc., 5.700%, 3/8/33	125,000	129,224

Financials - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	200,110
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 1.530%) (A), 5.475%, 2/22/31	250,000	255,403
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	245,967
		701,480

Health Care - 0.7%
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	200,000	184,835
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	200,000	143,819
		328,654

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2, 3)
Industrials - 0.1%
BAE Systems PLC (C), 5.300%, 3/26/34	$50,000	$50,975

Total Foreign Corporate Bonds
(Cost $1,269,303)		1,210,333

MORTGAGE BACKED SECURITIES - 46.3%
Fannie Mae - 28.4%
3.000%, 9/1/30 Pool # 890696	133,960	130,718
3.000%, 12/1/30 Pool # AL8924	42,642	41,948
7.000%, 11/1/31 Pool # 607515	4,753	5,019
3.500%, 12/1/31 Pool # MA0919	18,332	17,868
6.500%, 3/1/32 Pool # 631377	5,562	5,773
7.000%, 5/1/32 Pool # 644591	1,140	1,204
6.500%, 6/1/32 Pool # 545691	43,007	44,506
3.500%, 8/1/32 Pool # MA3098	21,706	21,190
5.500%, 11/1/33 Pool # 555880	67,909	68,642
4.000%, 2/1/35 Pool # MA2177	246,959	242,086
3.500%, 12/1/35 Pool # MA2473	148,528	142,778
4.000%, 6/1/36 Pool # AL8618	70,419	68,573
2.500%, 9/1/36 Pool # FS4049	282,081	264,360
5.500%, 10/1/36 Pool # 901723	42,912	43,759
6.500%, 10/1/36 Pool # 894118	45,000	46,569
6.000%, 11/1/36 Pool # 902510	125,691	131,542
6.000%, 10/1/37 Pool # 947563	134,773	141,403
4.500%, 5/1/38 Pool # MA5013	143,269	142,087
6.500%, 8/1/38 Pool # 987711	208,396	220,330
3.000%, 11/1/39 Pool # MA3831	36,274	33,717
2.500%, 8/1/40 Pool # BP6565	491,463	441,078
4.000%, 1/1/41 Pool # AB2080	285,876	277,801
2.500%, 5/1/41 Pool # MA4334	310,888	277,832
4.500%, 7/1/41 Pool # AB3274	128,293	127,164
5.500%, 7/1/41 Pool # AL6588	239,236	246,417
4.000%, 9/1/41 Pool # AJ1406	130,222	126,342
2.500%, 3/1/42 Pool # MA4571	658,833	586,205
3.500%, 6/1/42 Pool # AO4136	321,256	300,848
4.000%, 6/1/42 Pool # MA1087	88,098	84,959
3.500%, 8/1/42 Pool # AP2133	155,059	145,234
3.500%, 9/1/42 Pool # AB6228	257,424	240,911
4.000%, 10/1/42 Pool # AP7363	219,467	211,601
3.500%, 3/1/43 Pool # AT0310	182,031	170,381
5.000%, 11/1/44 Pool # MA5539	176,079	176,237
4.000%, 1/1/45 Pool # AS4257	41,606	39,822
4.500%, 2/1/45 Pool # MA2193	61,454	60,303
5.000%, 9/1/45 Pool # MA5833	299,661	299,746
3.500%, 11/1/45 Pool # BA4907	102,667	95,694
3.500%, 12/1/45 Pool # AS6309	84,629	78,837
4.500%, 10/1/46 Pool # MA2783	16,883	16,570
4.000%, 12/1/46 Pool # BD2379	48,127	45,834
3.000%, 1/1/47 Pool # BE0108	182,714	164,504
2.500%, 12/1/47 Pool # FM3165	365,382	315,469
3.000%, 1/1/48 Pool # FM1303	430,763	387,826
4.000%, 7/1/48 Pool # MA3415	80,833	76,302
3.000%, 1/1/49 Pool # FS4296	251,720	228,240
4.000%, 11/1/50 Pool # FM5530	224,795	212,424
2.000%, 12/1/51 Pool # FM9925	562,131	460,298
3.000%, 12/1/51 Pool # FS3478	195,975	171,350
2.000%, 1/1/52 Pool # CB2601	282,274	231,323
2.500%, 3/1/52 Pool # BV4133	223,209	187,440
2.500%, 4/1/52 Pool # FS4138	191,486	163,540
4.000%, 5/1/52 Pool # FS1704	927,124	872,497
3.500%, 6/1/52 Pool # CB3845	558,169	510,767
4.500%, 8/1/52 Pool # FS2605	961,172	929,947
	Par Value	Value (Note 2, 3)
4.000%, 9/1/52 Pool # MA4732	$192,289	$180,540
5.000%, 10/1/52 Pool # MA4785	344,689	341,869
5.500%, 10/1/52 Pool # MA4786	217,146	219,780
5.000%, 11/1/52 Pool # MA4806	270,240	268,141
5.000%, 12/1/52 Pool # MA4841	184,951	183,439
5.500%, 12/1/52 Pool # MA4842	68,443	69,407
4.500%, 7/1/53 Pool # FS4996	170,346	164,981
5.500%, 7/1/53 Pool # MA5072	184,080	185,709
5.500%, 9/1/53 Pool # FS5575	268,799	273,311
5.500%, 5/1/54 Pool # FS7759	359,109	363,063
		13,026,055
Freddie Mac -17.9%
8.000%, 6/1/30 Pool # C01005	2,646	2,732
7.000%, 3/1/31 Pool # C48129	9,462	10,003
2.500%, 2/1/32 Pool # ZS8641	50,091	47,921
5.500%, 11/1/34 Pool # A28282	62,498	62,860
2.500%, 6/1/35 Pool # RC1421	108,316	101,833
5.500%, 1/1/37 Pool # G04593	49,021	50,552
5.000%, 5/1/40 Pool # SB8384	225,368	226,526
2.000%, 3/1/41 Pool # RB5105	300,260	261,424
4.000%, 10/1/41 Pool # Q04092	147,119	142,522
3.000%, 9/1/42 Pool # C04233	427,586	389,086
3.500%, 8/1/44 Pool # Q27927	150,319	141,657
3.000%, 7/1/45 Pool # G08653	185,576	167,712
3.500%, 8/1/45 Pool # Q35614	236,196	220,426
3.000%, 10/1/46 Pool # G60722	277,086	249,350
4.000%, 3/1/47 Pool # Q46801	64,990	61,950
3.500%, 12/1/47 Pool # Q52955	102,846	95,148
2.500%, 4/1/48 Pool # QA2240	1,285,237	1,108,285
3.000%, 7/1/49 Pool # QA1033	148,063	131,284
2.500%, 1/1/52 Pool # SD7552	854,230	728,533
3.500%, 4/1/52 Pool # SD0960	540,062	494,544
3.500%, 5/1/52 Pool # RA7380	323,738	295,523
3.000%, 8/1/52 Pool # SD7556	506,923	448,750
4.500%, 11/1/52 Pool # SD8266	387,308	374,438
5.000%, 11/1/52 Pool # SD8267	150,074	149,187
5.500%, 11/1/52 Pool # SD1859	172,346	175,422
4.500%, 12/1/52 Pool # SD1921	254,303	246,523
5.000%, 12/1/52 Pool # SD8276	188,032	186,495
5.000%, 1/1/53 Pool # SD8288	163,390	162,020
5.000%, 2/1/53 Pool # SD8299	424,178	420,880
5.500%, 2/1/53 Pool # SD2172	220,003	221,130
5.000%, 5/1/53 Pool # SD2875	297,248	294,797
6.000%, 9/1/53 Pool # SD3739	475,812	491,869
5.500%, 2/1/54 Pool # SD4901	78,010	79,155
		8,240,537
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	4,468	4,632
6.500%, 4/20/31 Pool # 3068	5,438	5,637
		10,269
Total Mortgage Backed Securities
(Cost $22,040,436)		21,276,861

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.7%
U.S. Treasury Bonds - 12.0%
6.625%, 2/15/27	500,000	508,438
4.500%, 5/15/38	750,000	752,109
3.750%, 8/15/41	750,000	668,760
4.625%, 5/15/44	565,000	547,896
3.000%, 5/15/45	750,000	572,666
2.500%, 5/15/46	500,000	345,039
3.375%, 11/15/48	500,000	392,656
1.250%, 5/15/50	600,000	287,062

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 2, 3)
1.875%, 2/15/51	500,000	279,355
4.125%, 8/15/53	300,000	263,250
4.250%, 8/15/54	750,000	672,656
4.625%, 11/15/55	230,000	219,830
		5,509,717
U.S. Treasury Notes - 4.7%
4.625%, 6/15/27	300,000	301,465
3.875%, 11/30/29	300,000	297,246
4.000%, 7/31/30	570,000	566,193
4.250%, 6/30/31	175,000	175,396
4.375%, 5/15/34	550,000	551,139
4.125%, 2/15/36	290,000	283,475
		2,174,914
Total U.S. Government and Agency Obligations
(Cost $8,587,565)		7,684,631
	Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 3.580%	650,152	650,152
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 3.660%	152,513	152,513

Total Short-Term Investments
(Cost $802,665)		802,665
TOTAL INVESTMENTS - 99.7%
(Cost $48,595,958**)		45,779,610

NET OTHER ASSETS AND LIABILITIES - 0.3%		145,801

TOTAL NET ASSETS - 100.0%		$45,925,411

**	Aggregate cost for Federal tax purposes was $48,595,803.

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at June 30, 2026.

(B)	Stepped rate security. Rate shown is as of June 30, 2026.

(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”

(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(E)	All or a portion of these securities, with an aggregate fair value of $149,043, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.

(F)	7-day yield.

(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.

DAC	Designated Activity Company.

FREMF	Freddie Mac Multifamily Securities.

IO	Interest Only.

LLC	Limited Liability Corporation.
LP	Limited Partnership.

PLC	Public Limited Company.

REMIC	Real Estate Mortgage Investment Conduit.

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 98.3%
Consumer Discretionary - 7.6%
Home Depot, Inc.	12,975	$4,576,023
Lowe’s Cos., Inc.	15,975	3,522,328
McDonald’s Corp.	14,100	3,811,371
		11,909,722
Consumer Staples - 9.9%
Colgate-Palmolive Co.	50,000	4,584,000
Hershey Co.	12,875	2,258,919
PepsiCo, Inc.	20,275	2,745,235
Procter & Gamble Co.	39,800	5,836,272
		15,424,426
Energy -13.4%
Chevron Corp.	39,225	6,501,936
ConocoPhillips	29,700	3,087,612
EOG Resources, Inc.	34,350	4,456,225
Exxon Mobil Corp.	50,500	6,904,360
		20,950,133
Financials - 17.0%
Bank of America Corp.	80,400	4,581,192
Blackrock, Inc.	3,500	3,365,460
Charles Schwab Corp.	39,700	3,663,119
CME Group, Inc.	21,675	4,786,490
JPMorgan Chase & Co.	13,125	4,296,206
Marsh & McLennan Cos., Inc.	17,125	2,854,224
Morgan Stanley	14,816	3,097,137
		26,643,828
Health Care - 13.5%
AbbVie, Inc.	22,500	5,661,900
Elevance Health, Inc.	6,350	2,455,736
Johnson & Johnson	33,825	8,590,535
Medtronic PLC	56,950	4,455,198
		21,163,369
Industrials - 19.5%
Automatic Data Processing, Inc.	20,600	4,613,370
Deere & Co.	3,075	1,950,565
Fastenal Co.	77,700	3,731,931
Honeywell Aerospace, Inc.*	13,275	2,934,837
Honeywell International, Inc.	13,275	2,972,273
Illinois Tool Works, Inc.	16,650	4,503,325
Rockwell Automation, Inc.	4,236	2,097,159
Union Pacific Corp.	19,675	5,351,600
Waste Management, Inc.	10,400	2,317,952
		30,473,012
Information Technology - 10.5%
Analog Devices, Inc.	7,550	2,998,634
QUALCOMM, Inc.	21,850	4,037,661
TE Connectivity PLC	15,475	3,119,915
Texas Instruments, Inc.	21,200	6,319,084
		16,475,294
Materials - 2.9%
Air Products & Chemicals, Inc.	15,525	4,551,619

Utilities - 4.0%
NextEra Energy, Inc.	71,600	6,284,332

Total Common Stocks (Cost $115,870,559)		153,875,735
	Shares	Value (Note 2, 3)
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.580%	2,842,703	$2,842,703

Total Short-Term Investments (Cost $2,842,703)		2,842,703
TOTAL INVESTMENTS - 100.1% (Cost $118,713,262**)		156,718,438

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(216,498)

TOTAL NET ASSETS - 100.0%		$156,501,940

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $118,713,262.

(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 97.7%
Communication Services - 10.0%
Alphabet, Inc., Class C	34,195	$12,082,120
Meta Platforms, Inc., Class A	7,469	4,207,213
		16,289,333
Consumer Discretionary -13.3%
Airbnb, Inc., Class A*	30,470	4,360,257
Amazon.com, Inc.*	36,236	8,636,488
Lowe’s Cos., Inc.	22,764	5,019,234
TJX Cos., Inc.	24,847	3,764,321
		21,780,300
Financials - 26.0%
Capital Markets - 10.1%
Brookfield Corp.	115,034	4,899,298
Charles Schwab Corp.	43,679	4,030,261
Intercontinental Exchange, Inc.	32,465	3,996,766
MSCI, Inc.	6,638	3,717,546
		16,643,871
Financial Services - 4.5%
Visa, Inc., Class A	21,421	7,349,331
Insurance -11.4%
Arch Capital Group Ltd.*	98,990	9,607,969
Marsh & McLennan Cos., Inc.	25,407	4,234,585
Progressive Corp.	21,750	4,751,288
		18,593,842
		42,587,044
Health Care - 7.8%
Agilent Technologies, Inc.	43,568	5,787,138
Alcon AG	24,949	1,674,078
Danaher Corp.	27,934	5,320,868
		12,782,084
Industrials - 19.2%
Copart, Inc.*	89,554	2,524,527
Deere & Co.	5,172	3,280,755
Ferguson Enterprises, Inc.	32,087	7,615,208
Honeywell Aerospace, Inc.*	14,791	3,269,994
Honeywell International, Inc.	8,107	1,815,157
PACCAR, Inc.	40,998	4,924,680
Parker-Hannifin Corp.	8,060	7,883,647
		31,313,968
Information Technology - 21.4%
Analog Devices, Inc.	18,328	7,279,332
CDW Corp.	24,738	3,479,152
Gartner, Inc.*	15,766	2,043,589
Keysight Technologies, Inc.*	26,597	9,310,812
Salesforce, Inc.	8,166	1,279,286
Texas Instruments, Inc.	35,290	10,518,890
Workday, Inc., Class A*	9,444	1,156,134
		35,067,195
Total Common Stocks (Cost $89,345,443)		159,819,924
	Shares	Value (Note 2, 3)
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.580%	5,274,428	$5,274,428

Total Short-Term Investments (Cost $5,274,428)		5,274,428
TOTAL INVESTMENTS - 100.9% (Cost $94,619,871**)		165,094,352

NET OTHER ASSETS AND LIABILITIES - (0.9%)		(1,458,736)

TOTAL NET ASSETS - 100.0%		$163,635,616

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $94,619,871.

(A)	7-day yield.

MSCI	Morgan Stanley Capital International.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
COMMON STOCKS - 94.9%
Communication Services - 3.6%
Liberty Media Corp.-Liberty Formula One, Class C*	38,860	$3,697,140

Consumer Discretionary - 12.8%
Asbury Automotive Group, Inc.*	8,624	1,734,114
Floor & Decor Holdings, Inc., Class A*	38,185	2,266,662
Lithia Motors, Inc.	6,511	1,891,380
Ross Stores, Inc.	24,326	5,177,789
Thor Industries, Inc. (A)	25,295	1,901,172
		12,971,117
Financials - 24.2%
Arch Capital Group Ltd.*	77,561	7,528,071
Arthur J Gallagher & Co.	3,585	823,008
Brookfield Asset Management Ltd., Class A	43,531	1,952,365
Brown & Brown, Inc.	59,774	3,834,502
Cullen/Frost Bankers, Inc.	11,324	1,749,785
Glacier Bancorp, Inc.	32,183	1,659,999
Kinsale Capital Group, Inc.	3,732	1,230,851
Moelis & Co., Class A	45,139	2,952,993
W.R. Berkley Corp.	41,458	2,924,033
		24,655,607
Health Care - 12.0%
Bio-Techne Corp.	29,053	2,052,595
Labcorp Holdings, Inc.	12,592	3,525,760
Medpace Holdings, Inc.*	6,655	3,524,421
Waters Corp.*	8,325	3,122,208
		12,224,984
Industrials - 20.9%
A.O. Smith Corp.	41,940	2,630,477
Carlisle Cos., Inc.	11,387	4,130,634
Copart, Inc.*	88,431	2,492,870
Expeditors International of Washington, Inc.	12,227	1,992,756
Graco, Inc.	17,670	1,336,029
MSA Safety, Inc.	18,421	3,215,938
PACCAR, Inc.	29,067	3,491,528
Verisk Analytics, Inc.	11,296	2,027,971
		21,318,203
Information Technology - 21.4%
Amphenol Corp., Class A	32,031	5,647,706
Bentley Systems, Inc., Class B	40,387	1,207,167
CDW Corp.	23,051	3,241,893
Gartner, Inc.*	12,571	1,629,453
MKS, Inc.	8,592	3,821,722
ServiceTitan, Inc., Class A*	23,489	1,660,907
Teledyne Technologies, Inc.*	5,100	3,401,190
Tyler Technologies, Inc.*	4,174	1,220,728
		21,830,766
Total Common Stocks (Cost $53,015,934)		96,697,817

SHORT-TERM INVESTMENTS - 8.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.580%	6,663,929	6,663,929
	Shares	Value (Note 2, 3)
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 3.660%	1,995,515	$1,995,515

Total Short-Term Investments (Cost $8,659,444)		8,659,444
TOTAL INVESTMENTS - 103.4% (Cost $61,675,378**)		105,357,261

NET OTHER ASSETS AND LIABILITIES - (3.4%)		(3,480,685)

TOTAL NET ASSETS - 100.0%		$101,876,576

*	Non-income producing.

**	Aggregate cost for Federal tax purposes was $61,857,658.

(A)	All or a portion of these securities, with an aggregate fair value of $1,863,141, are on loan as part of a securities lending program. See Note 8. for details on the securities lending program.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 97.5%
Bond Funds - 77.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	15,085	$802,069
iShares 7-10 Year Treasury Bond ETF	15,460	1,462,052
iShares Aaa - A Rated Corporate Bond ETF	20,415	970,121
Janus Henderson Mortgage-Backed Securities ETF	40,386	1,816,966
Schwab Intermediate-Term U.S. Treasury ETF	56,889	1,402,883
State Street SPDR Portfolio Short Term Treasury ETF	7,076	205,275
TCW Flexible Income ETF	16,100	631,281
		7,290,647
Foreign Stock Funds - 5.9%
Avantis Emerging Markets Equity ETF	1,215	117,236
iShares MSCI Emerging Markets Asia ETF	403	47,135
JPMorgan International Research Enhanced Equity ETF	3,306	272,712
Vanguard FTSE All-World ex-U.S. ETF	1,355	113,481
		550,564
Stock Funds - 14.1%
Distillate Small/Mid Cash Flow ETF	815	32,893
Distillate U.S. Fundamental Stability &
Value ETF	1,693	101,411
Invesco S&P 500 Quality ETF	5,806	523,121
iShares Core S&P U.S. Growth ETF	512	96,302
State Street SPDR Portfolio S&P 400 Mid
Cap ETF	2,236	151,064
Vanguard Information Technology ETF	1,619	193,503
VictoryShares Free Cash Flow ETF	5,079	232,364
		1,330,658
Total Exchange Traded Funds (Cost $8,640,891)		9,171,869

SHORT-TERM INVESTMENTS - 2.4% State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.580%	227,693	227,693

Total Short-Term Investments (Cost $227,693)		227,693
TOTAL INVESTMENTS - 99.9% (Cost $8,868,584**)		9,399,562

NET OTHER ASSETS AND LIABILITIES - 0.1%		9,044

TOTAL NET ASSETS - 100.0%		$9,408,606

**	Aggregate cost for Federal tax purposes was $8,868,584.

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 97.4%
Bond Funds - 62.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	83,520	$4,440,758
iShares 7-10 Year Treasury Bond ETF	66,736	6,311,224
iShares Aaa - A Rated Corporate Bond ETF	86,273	4,099,693
Janus Henderson Mortgage-Backed Securities ETF	196,242	8,828,928
Schwab Intermediate-Term U.S. Treasury ETF	271,795	6,702,465
State Street SPDR Portfolio Short Term
Treasury ETF	36,736	1,065,711
TCW Flexible Income ETF	72,876	2,857,468
		34,306,247
Foreign Stock Funds - 10.0%
Avantis Emerging Markets Equity ETF	10,048	969,532
iShares MSCI Emerging Markets Asia ETF	3,553	415,559
JPMorgan International Research Enhanced Equity ETF	26,205	2,161,650
Vanguard FTSE All-World ex-U.S. ETF	23,070	1,932,112
		5,478,853
Stock Funds - 24.9%
Distillate Small/Mid Cash Flow ETF	7,636	308,189
Distillate U.S. Fundamental Stability & Value ETF	15,624	935,877
Global X U.S. Infrastructure Development ETF	7,777	458,221
Invesco S&P 500 Quality ETF	57,373	5,169,307
iShares Core S&P U.S. Growth ETF	6,016	1,131,549
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14,780	998,537
State Street SPDR S&P Bank ETF	11,309	771,500
Vanguard Information Technology ETF	17,834	2,131,520
VictoryShares Free Cash Flow ETF	39,189	1,792,897
		13,697,597
Total Exchange Traded Funds (Cost $48,342,134)		53,482,697

SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.580%	1,622,717	1,622,717

Total Short-Term Investments (Cost $1,622,717)		1,622,717
TOTAL INVESTMENTS - 100.4% (Cost $49,964,851**)		55,105,414

NET OTHER ASSETS AND LIABILITIES - (0.4%)		(246,808)

TOTAL NET ASSETS - 100.0%		$54,858,606

**	Aggregate cost for Federal tax purposes was $49,964,851.

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 96.8%
Bond Funds - 36.8%
iShares 5-10 Year Investment Grade Corporate Bond ETF	37,179	$1,976,807
iShares 7-10 Year Treasury Bond ETF	32,981	3,119,013
iShares Aaa - A Rated Corporate Bond ETF	46,485	2,208,967
Janus Henderson Mortgage-Backed Securities ETF	84,240	3,789,958
Schwab Intermediate-Term U.S. Treasury ETF	124,119	3,060,775
TCW Flexible Income ETF	34,082	1,336,355
		15,491,875
Foreign Stock Funds - 17.1%
Avantis Emerging Markets Equity ETF	13,091	1,263,150
iShares MSCI Emerging Markets Asia ETF	3,600	421,056
JPMorgan International Research Enhanced Equity ETF	30,602	2,524,359
Vanguard FTSE All-World ex-U.S. ETF	35,565	2,978,569
		7,187,134
Stock Funds - 42.9%
Distillate Small/Mid Cash Flow ETF	9,370	378,173
Distillate U.S. Fundamental Stability & Value ETF	34,175	2,047,083
Global X U.S. Infrastructure Development ETF	9,840	579,773
Invesco S&P 500 Quality ETF	65,990	5,945,699
iShares Core S&P U.S. Growth ETF	8,001	1,504,908
State Street SPDR Portfolio S&P 400 Mid
Cap ETF	20,280	1,370,117
State Street SPDR S&P Bank ETF	15,161	1,034,283
Vanguard Information Technology ETF	26,202	3,131,663
VictoryShares Free Cash Flow ETF	45,818	2,096,174
		18,087,873
Total Exchange Traded Funds (Cost $34,016,379)		40,766,882

SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.580%	1,291,928	1,291,928

Total Short-Term Investments (Cost $1,291,928)		1,291,928
TOTAL INVESTMENTS - 99.9% (Cost $35,308,307**)		42,058,810

NET OTHER ASSETS AND LIABILITIES - 0.1%		33,864

TOTAL NET ASSETS - 100.0%		$42,092,674

**	Aggregate cost for Federal tax purposes was $35,308,307.

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 96.9%
Bond Funds - 27.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	24,730	$1,314,894
iShares 7-10 Year Treasury Bond ETF	22,975	2,172,746
iShares Aaa - A Rated Corporate Bond ETF	31,289	1,486,853
Janus Henderson Mortgage-Backed Securities ETF	54,976	2,473,370
Schwab Intermediate-Term U.S. Treasury ETF	79,143	1,951,666
TCW Flexible Income ETF	22,755	892,224
		10,291,753
Foreign Stock Funds - 20.0%
Avantis Emerging Markets Equity ETF	13,446	1,297,405
iShares MSCI Emerging Markets Asia ETF	4,079	477,080
JPMorgan International Research Enhanced Equity ETF	31,201	2,573,770
Vanguard FTSE All-World ex-U.S. ETF	39,042	3,269,767
		7,618,022
Stock Funds - 49.9%
Distillate Small/Mid Cash Flow ETF	13,545	546,676
Distillate U.S. Fundamental Stability & Value ETF	34,681	2,077,392
Global X U.S. Infrastructure Development ETF	10,129	596,801
Invesco S&P 500 Quality ETF	65,146	5,869,655
iShares Core S&P U.S. Growth ETF	9,323	1,753,563
State Street SPDR Portfolio S&P 400 Mid Cap ETF	21,207	1,432,745
State Street SPDR S&P Bank ETF	16,427	1,120,650
Vanguard Information Technology ETF	29,478	3,523,210
VictoryShares Free Cash Flow ETF	45,677	2,089,723
		19,010,415
Total Exchange Traded Funds (Cost $30,014,497)		36,920,190

SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.580%	1,215,125	1,215,125

Total Short-Term Investments (Cost $1,215,125)		1,215,125
TOTAL INVESTMENTS - 100.1% (Cost $31,229,622**)		38,135,315

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(22,599)

TOTAL NET ASSETS - 100.0%		$38,112,716

**	Aggregate cost for Federal tax purposes was $31,229,622.

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Assets and Liabilities as of June 30, 2026 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$21,276,648	$55,564,146	$28,776,970	$42,002,799	$45,779,610	$156,718,438	$165,094,352
Investments in affiliated securities, at fair value1‡	24,828,868	40,326,199	11,336,433	92,807,594	—	—	—
Cash	—	—	—	—	—	—	140
Receivables:
Fund shares sold	8,877	37,055	8,587	7,961	15,815	20,037	4,678
Dividends and Interest	86,911	109,956	25,399	70	312,043	108,152	193,851
Other Assets	2,715	—	153	205	258	—	—
Total Assets	46,204,019	96,037,356	40,147,542	134,818,629	46,107,726	156,846,627	165,293,021
Liabilities:
Payables:
Investments purchased	—	—	—	—	—	—	1,493,852
Fund shares repurchased	2,366	10,237	99	250,093	1,798	252,971	39,353
Upon return of securities loaned	1,619,099	1,356,245	1,012,925	2,658,511	152,513	—	—
Advisory agreement fees	11,051	23,196	9,558	27,363	20,723	77,929	107,595
Audit fees	—	13,101	2,560	10,640	5,213	13,502	15,208
Distribution fees - Class II	1,468	1,640	43	3,279	2,068	285	1,397
Total Liabilities	1,633,984	1,404,419	1,025,185	2,949,886	182,315	344,687	1,657,405
Net assets applicable to outstanding capital stock	$44,570,035	$94,632,937	$39,122,357	$131,868,743	$45,925,411	$156,501,940	$163,635,616
Net assets consist of:
Paid-in capital	$45,154,051	$74,030,327	$27,870,649	$123,983,978	$54,765,279	$106,758,166	$77,693,654
Accumulated distributable earnings (loss)	(584,016)	20,602,610	11,251,708	7,884,765	(8,839,868)	49,743,774	85,941,962
Net Assets	$44,570,035	$94,632,937	$39,122,357	$131,868,743	$45,925,411	$156,501,940	$163,635,616

Class I Shares:
Net Assets	$37,445,517	$86,611,342	$38,919,248	$116,107,963	$35,854,180	$155,132,594	$156,863,521
Shares of beneficial interest outstanding	3,689,145	8,631,427	4,195,568	8,285,438	4,224,486	6,189,732	7,433,496
Net Asset Value and redemption price per share	$10.15	$10.03	$9.28	$14.01	$8.49	$25.06	$21.10

Class II Shares:
Net Assets	$7,124,518	$8,021,595	$203,109	$15,760,780	$10,071,231	$1,369,346	$6,772,095
Shares of beneficial interest outstanding	698,013	795,905	21,919	1,147,769	1,196,159	55,950	337,389
Net Asset Value and redemption price per share	$10.21	$10.08	$9.27	$13.73	$8.42	$24.47	$20.07

† Cost of Investments in unaffiliated securities	$18,693,753	$46,134,384	$23,314,948	$40,178,534	$48,595,958	$118,713,262	$94,619,871
‡ Cost of investments in affiliated securities[1]	$25,171,354	$36,461,581	$8,871,064	$89,599,341	$—	$—	$—
§ Fair Value of securities on loan	$1,729,307	$1,473,603	$1,278,105	$10,536,629	$149,043	$—	$—

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Assets and Liabilities as of June 30, 2026 (unaudited) - concluded

	Mid Cap Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$105,357,261	$9,399,562	$55,105,414	$42,058,810	$38,135,315
Receivables:
Fund shares sold	947	3,464	—	26,489	—
Dividends and Interest	52,206	7,889	39,131	17,465	11,779
Other Assets	—	55	204	163	141
Total Assets	105,410,414	9,410,970	55,144,749	42,102,927	38,147,235
Liabilities:
Payables:
Investments purchased	1,293,803	—	—	—	—
Fund shares repurchased	129,353	—	272,873	—	25,256
Upon return of securities loaned	1,995,515	—	—	—	—
Advisory agreement fees	72,819	1,970	11,058	8,544	7,719
Audit fees	19,405	—	—	—	—
Administrative service agreement fees	—	394	2,212	1,709	1,544
Distribution fees - Class II	606	—	—	—	—
Due to custodian	22,337	—	—	—	—
Total Liabilities	3,533,838	2,364	286,143	10,253	34,519
Net assets applicable to outstanding capital stock	$101,876,576	$9,408,606	$54,858,606	$42,092,674	$38,112,716
Net assets consist of:
Paid-in capital	$47,185,570	$11,369,741	$49,822,067	$33,504,018	$29,419,284
Accumulated distributable earnings (loss)	54,691,006	(1,961,135)	5,036,539	8,588,656	8,693,432
Net Assets	$101,876,576	$9,408,606	$54,858,606	$42,092,674	$38,112,716

Class I Shares:
Net Assets	$98,811,525	$9,408,606	$54,858,606	$42,092,674	$38,112,716
Shares of beneficial interest outstanding	7,165,230	1,359,704	6,756,184	5,155,096	2,593,419
Net Asset Value and redemption price per share	$13.79	$6.92	$8.12	$8.17	$14.70

Class II Shares:
Net Assets	$3,065,051
Shares of beneficial interest outstanding	246,325
Net Asset Value and redemption price per share	$12.44

† Cost of Investments in unaffiliated securities	$61,675,378	$8,868,584	$49,964,851	$35,308,307	$31,229,622
§ Fair Value of securities on loan	$1,863,141	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Operations for the Six Months Ended June 30, 2026 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Interest	$14,466	$25,500	$10,908	$17,667	$1,074,084	$42,353	$105,683
Dividends
Unaffiliated issuers	227,162	416,450	168,784	992,497	—	2,115,940	1,090,808
Affiliated issuers[1]	435,914	570,681	116,265	1,917,088	—	—	—
Less: Foreign taxes withheld/reclaimed	—	—	—	—	—	—	(3,904)
Income from securities lending[2]	9,322	22,595	10,143	19,874	219	—	1,739
Other income	—	—	—	—	—	—	—
Total Investment Income	686,864	1,035,226	306,100	2,947,126	1,074,303	2,158,293	1,194,326
Expenses:[3]
Advisory agreement fees	68,135	141,836	57,426	169,652	133,446	488,665	667,148
Trustee fees	1,234	2,662	1,023	3,699	1,724	4,695	5,288
Audit fees	3,655	7,879	3,024	10,951	5,098	13,892	15,648
Distribution fees - Class II	9,049	9,848	263	20,369	12,915	1,774	8,605
Other expenses	—	60	20	35	—	—	—
Total Expenses	82,073	162,285	61,756	204,706	153,183	509,026	696,689
Net Investment Income (loss)	604,791	872,941	244,344	2,742,420	921,120	1,649,267	497,637
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	2,254,317	6,722,226	3,306,064	303,500	(253,532)	10,137,289	15,032,603
Affiliated issuers[1]	12,698	88,876	(16,771)	216,311	—	—	—
Capital gain distributions received from underlying funds
Unaffiliated issuers	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(441,467)	(170,493)	355,535	875,805	(353,101)	596,091	(6,734,984)
Affiliated Issuers[1]	(159,906)	160,948	225,791	(104,636)	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1,665,642	6,801,557	3,870,619	1,290,980	(606,633)	10,733,380	8,297,619
Net Increase in Net Assets from Operations	$2,270,433	$7,674,498	$4,114,963	$4,033,400	$314,487	$12,382,647	$8,795,256

1 See Note 10 for information on affiliated issuers.

2 See Note 8 for details on the Securities Lending Program.

3 See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Operations for the Six Months Ended June 30, 2026 (unaudited) - concluded

	Mid Cap Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Investment Income:
Interest	$97,316	$4,604	$23,299	$21,311	$18,974
Dividends
Unaffiliated issuers	448,261	168,299	764,724	419,550	320,007
Less: Foreign taxes withheld/reclaimed	(7,237)	—	—	—	—
Income from securities lending[1]	796	—	—	—	—
Other income	—	—	—	—	—
Total Investment Income	539,136	172,903	788,023	440,861	338,981
Expenses:[2]
Advisory agreement fees	470,949	12,756	66,656	50,496	44,767
Administrative services agreement fees	—	2,551	13,331	10,099	8,953
Trustee fees	3,743	362	1,363	1,086	947
Audit fees	11,075	—	—	—	—
Distribution fees - Class II	3,727	—	—	—	—
Other expenses	23	190	992	779	687
Total Expenses	489,517	15,859	82,342	62,460	55,354
Net Investment Income (loss)	49,619	157,044	705,681	378,401	283,627
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	11,052,189	276,318	2,146,380	2,059,373	1,799,445
Capital gain distributions received
from underlying funds
Unaffiliated issuers	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(7,648,331)	(83,164)	199,041	1,429,983	1,843,790
Net Realized and Unrealized Gain on Investments	3,403,858	193,154	2,345,421	3,489,356	3,643,235
Net Increase in Net Assets from Operations	$3,453,477	$350,198	$3,051,102	$3,867,757	$3,926,862

1 See Note 8 for details on the Securities Lending Program.

2 See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025
Net Assets at beginning of period	$46,362,390	$48,543,182	$98,027,016	$107,456,391	$38,812,944	$40,904,435
Increase (decrease) in net assets from operations:
Net investment income	604,791	1,366,000	872,941	2,392,353	244,344	769,401
Net realized gain (loss)	2,267,015	517,884	6,811,102	3,610,386	3,289,293	1,444,820
Net change in unrealized appreciation (depreciation)	(601,373)	2,441,571	(9,545)	4,580,246	581,326	2,605,285
Net increase (decrease) in net assets from operations	2,270,433	4,325,455	7,674,498	10,582,985	4,114,963	4,819,506
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(112,287)	(1,234,652)	(618,104)	(6,274,232)	(261,819)	(2,727,822)
Class II	(13,013)	(218,319)	(48,179)	(537,083)	(1,192)	(34,487)
Total distributions	(125,300)	(1,452,971)	(666,283)	(6,811,315)	(263,011)	(2,762,309)
Capital Stock transactions:
Class I Shares:
Shares sold	2,067,013	3,499,471	1,920,745	4,769,039	1,509,600	4,189,275
Issued to shareholders in reinvestment of distributions	112,287	1,234,652	618,104	6,274,232	261,819	2,727,822
Shares redeemed	(5,422,955)	(8,641,310)	(12,304,659)	(23,359,605)	(4,976,459)	(11,092,370)
Net decrease from capital stock transactions	(3,243,655)	(3,907,187)	(9,765,810)	(12,316,334)	(3,205,040)	(4,175,273)
Class II Shares:
Shares sold	2,137	6,811	11,959	268,487	—	3,639
Issued to shareholders in reinvestment of distributions	13,013	218,319	48,179	537,083	1,192	34,487
Shares redeemed	(708,983)	(1,371,219)	(696,622)	(1,690,281)	(338,691)	(11,541)
Net increase (decrease) from capital stock transactions	(693,833)	(1,146,089)	(636,484)	(884,711)	(337,499)	26,585
Total decrease from capital stock transactions	(3,937,488)	(5,053,276)	(10,402,294)	(13,201,045)	(3,542,539)	(4,148,688)
Total increase (decrease) in net assets	(1,792,355)	(2,180,792)	(3,394,079)	(9,429,375)	309,413	(2,091,491)
Net Assets at end of period	$44,570,035	$46,362,390	$94,632,937	$98,027,016	$39,122,357	$38,812,944
Capital Share transactions:
Class I Shares:
Shares sold	210,504	370,429	198,564	516,329	172,514	510,161
Issued to shareholders in reinvestment of distributions	11,126	127,599	62,092	671,959	28,500	324,789
Shares redeemed	(546,952)	(913,862)	(1,279,480)	(2,519,954)	(562,699)	(1,328,123)
Net decrease from capital share transactions	(325,322)	(415,834)	(1,018,824)	(1,331,666)	(361,685)	(493,173)
Class II Shares:
Shares sold	217	704	1,187	29,325	—	432
Issued to shareholders in reinvestment of distributions	1,282	22,419	4,818	57,254	130	4,106
Shares redeemed	(71,044)	(143,713)	(71,701)	(181,489)	(39,663)	(1,372)
Net increase (decrease) from capital share transactions	(69,545)	(120,590)	(65,696)	(94,910)	(39,533)	3,166

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Changes in Net Assets - continued

	Diversified Income Fund		Core Bond Fund		Large Cap Value Fund
	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025
Net Assets at beginning of period	$137,101,220	$150,344,792	$51,793,265	$65,265,261	$160,601,725	$178,530,894
Increase (decrease) in net assets from operations:
Net investment income	2,742,420	6,404,867	921,120	2,131,461	1,649,267	3,375,443
Net realized gain (loss)	519,811	(410,569)	(253,532)	(924,839)	10,137,289	9,274,212
Net change in unrealized appreciation (depreciation)	771,169	3,747,175	(353,101)	2,801,998	596,091	1,220,135
Net increase (decrease) in net assets from operations	4,033,400	9,741,473	314,487	4,008,620	12,382,647	13,869,790
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(242,942)	(7,169,984)	—	(1,872,470)	(191,592)	(13,205,478)
Class II	(15,386)	(967,770)	—	(462,966)	(1,732)	(121,727)
Total distributions	(258,328)	(8,137,754)	—	(2,335,436)	(193,324)	(13,327,205)
Capital Stock transactions:
Class I Shares:
Shares sold	2,183,251	1,747,687	551,510	2,563,000	1,791,071	2,444,529
Issued to shareholders in reinvestment of distributions	242,942	7,169,984	—	1,872,470	191,592	13,205,478
Shares redeemed	(10,185,766)	(20,953,278)	(5,986,714)	(18,118,246)	(18,098,557)	(33,727,977)
Net decrease from capital stock transactions	(7,759,573)	(12,035,607)	(5,435,204)	(13,682,776)	(16,115,894)	(18,077,970)
Class II Shares:
Shares sold	180,086	346,453	84,147	151,120	21,318	114,786
Issued to shareholders in reinvestment of distributions	15,386	967,770	—	462,966	1,732	121,727
Shares redeemed	(1,443,448)	(4,125,907)	(831,284)	(2,076,490)	(196,264)	(630,297)
Net decrease from capital stock transactions	(1,247,976)	(2,811,684)	(747,137)	(1,462,404)	(173,214)	(393,784)
Total decrease from capital stock transactions	(9,007,549)	(14,847,291)	(6,182,341)	(15,145,180)	(16,289,108)	(18,471,754)
Total decrease in net assets	(5,232,477)	(13,243,572)	(5,867,854)	(13,471,996)	(4,099,785)	(17,929,169)
Net Assets at end of period	$131,868,743	$137,101,220	$45,925,411	$51,793,265	$156,501,940	$160,601,725
Capital Share transactions:
Class I Shares:
Shares sold	155,500	126,592	65,294	301,925	71,411	100,670
Issued to shareholders in reinvestment of distributions	17,145	523,619	—	222,279	7,523	564,623
Shares redeemed	(724,828)	(1,512,957)	(707,533)	(2,142,849)	(726,448)	(1,390,935)
Net decrease from capital share transactions	(552,183)	(862,746)	(642,239)	(1,618,645)	(647,514)	(725,642)
Class II Shares:
Shares sold	12,945	25,632	10,038	18,087	852	4,720
Issued to shareholders in reinvestment of distributions	1,108	72,102	—	55,326	70	5,325
Shares redeemed	(104,926)	(304,015)	(99,427)	(246,707)	(8,019)	(26,670)
Net decrease from capital share transactions	(90,873)	(206,281)	(89,389)	(173,294)	(7,097)	(16,625)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Changes in Net Assets - continued

	Large Cap Growth Fund		Mid Cap Fund		Madison Target Retirement 2020 Fund
	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025
Net Assets at beginning of period	$170,019,872	$200,341,889	$111,082,275	$141,923,374	$10,972,726	$13,714,523
Increase (decrease) in net assets from operations:
Net investment income	497,637	694,073	49,619	225,944	157,044	397,057
Net realized gain (loss)	15,032,603	25,810,530	11,052,189	20,725,478	276,318	174,504
Net change in unrealized appreciation (depreciation)	(6,734,984)	(20,867,262)	(7,648,331)	(19,730,497)	(83,164)	376,626
Net increase (decrease) in net assets from operations	8,795,256	5,637,341	3,453,477	1,220,925	350,198	948,187
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(2,952,324)	(23,492,946)	—	(26,745,155)	(14,645)	(432,202)
Class II	(134,588)	(1,056,734)	—	(825,695)	—	—
Total distributions	(3,086,912)	(24,549,680)	—	(27,570,850)	(14,645)	(432,202)
Capital Stock transactions:
Class I Shares:
Shares sold	1,515,349	2,401,869	763,122	2,001,504	1,275,658	1,678,171
Issued to shareholders in reinvestment of distributions	2,952,324	23,492,946	—	26,745,154	14,645	432,202
Shares redeemed	(16,040,283)	(36,515,468)	(13,271,279)	(33,313,996)	(3,189,976)	(5,368,155)
Net decrease from capital stock transactions	(11,572,610)	(10,620,653)	(12,508,157)	(4,567,338)	(1,899,673)	(3,257,782)
Class II Shares:
Shares sold	21,427	38,084	108,762	32,591
Issued to shareholders in reinvestment of distributions	134,588	1,056,734	—	825,695
Shares redeemed	(676,005)	(1,883,843)	(259,781)	(782,122)
Net increase (decrease) from capital stock transactions	(519,990)	(789,025)	(151,019)	76,164
Total decrease from capital stock transactions	(12,092,600)	(11,409,678)	(12,659,176)	(4,491,174)	(1,899,673)	(3,257,782)
Total decrease in net assets	(6,384,256)	(30,322,017)	(9,205,699)	(30,841,099)	(1,564,120)	(2,741,797)
Net Assets at end of period	$163,635,616	$170,019,872	$101,876,576	$111,082,275	$9,408,606	$10,972,726
Capital Share transactions:
Class I Shares:
Shares sold	71,351	103,899	57,619	121,337	188,391	253,800
Issued to shareholders in reinvestment of distributions	140,442	1,143,116	—	1,921,367	2,126	64,632
Shares redeemed	(757,248)	(1,586,624)	(999,384)	(2,048,398)	(469,153)	(823,404)
Net decrease from capital share transactions	(545,455)	(339,609)	(941,765)	(5,694)	(278,636)	(504,972)
Class II Shares:
Shares sold	1,070	1,692	9,043	2,136
Issued to shareholders in reinvestment of distributions	6,730	53,949	—	65,576
Shares redeemed	(33,604)	(85,828)	(21,290)	(52,209)
Net increase (decrease) from capital share transactions	(25,804)	(30,187)	(12,247)	15,503

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Statements of Changes in Net Assets - concluded

	Madison Target Retirement 2030 Fund		Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund
	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025	(unaudited) Six-Months Ended 6/30/26	Year Ended December 31, 2025
Net Assets at beginning of period	$54,394,708	$51,648,653	$40,763,785	$41,179,759	$34,467,069	$35,846,052
Increase (decrease) in net assets from operations:
Net investment income	705,681	1,596,923	378,401	1,047,630	283,627	814,639
Net realized gain (loss)	2,146,380	1,384,225	2,059,373	1,410,941	1,799,445	1,774,509
Net change in unrealized appreciation (depreciation)	199,041	2,072,719	1,429,983	2,299,008	1,843,790	1,751,108
Net increase (decrease) in net assets from operations	3,051,102	5,053,867	3,867,757	4,757,579	3,926,862	4,340,256
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(97,048)	(1,668,845)	(118,171)	(1,050,255)	(112,471)	(1,171,617)
Total distributions	(97,048)	(1,668,845)	(118,171)	(1,050,255)	(112,471)	(1,171,617)
Capital Stock transactions:
Class I Shares:
Shares sold	3,652,875	7,230,490	3,500,142	6,470,907	2,692,576	6,160,075
Issued to shareholders in reinvestment of distributions	97,048	1,668,845	118,171	1,050,255	112,471	1,171,617
Shares redeemed	(6,240,079)	(9,538,302)	(6,039,010)	(11,644,460)	(2,973,791)	(11,879,314)
Total decrease from capital stock transactions	(2,490,156)	(638,967)	(2,420,697)	(4,123,298)	(168,744)	(4,547,622)
Total increase (decrease) in net assets	463,898	2,746,055	1,328,889	(415,974)	3,645,647	(1,378,983)
Net Assets at end of period	$54,858,606	$54,394,708	$42,092,674	$40,763,785	$38,112,716	$34,467,069
Capital Share transactions:
Class I Shares:
Shares sold	458,514	960,405	454,485	909,604	195,937	482,613
Issued to shareholders in reinvestment of distributions	12,037	217,840	14,622	141,620	7,744	88,819
Shares redeemed	(793,924)	(1,286,905)	(782,920)	(1,627,330)	(214,953)	(926,376)
Net decrease from capital share transactions	(323,373)	(108,660)	(313,813)	(576,106)	(11,272)	(354,944)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$9.69		$9.12	$9.07	$8.61	$10.40	$10.33
Income from Investment Operations:
Net investment income	0.13	[1]	0.28 [1]	0.27 [1]	0.26	0.18	0.23
Net realized and unrealized gain (loss) on investments	0.36		0.60	0.19	0.46	(1.54)	0.15
Total from investment operations	0.49		0.88	0.46	0.72	(1.36)	0.38
Less Distributions From:
Net investment income	(0.03)		(0.31)	(0.41)	(0.26)	(0.18)	(0.21)
Capital gains	–		–	–	–	(0.25)	(0.10)
Total distributions	(0.03)		(0.31)	(0.41)	(0.26)	(0.43)	(0.31)
Net increase (decrease) in net asset value	0.46		0.57	0.05	0.46	(1.79)	0.07
Net Asset Value at end of period	$10.15		$9.69	$9.12	$9.07	$8.61	$10.40
Total Return (%)[2] .	5.10	[3]	9.67	4.99	8.33	(13.17)	3.59
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$37,446		$38,885	$40,399	$101,017	$102,727	$134,456
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.33	0.32
After waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.29	0.22
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	2.71	[4]	2.94	2.88	2.77	1.70	1.94
After reimbursement of expenses by Advisor (%)	2.71	[4]	2.94	2.88	2.77	1.74	2.04
Portfolio turnover (%)[5]	19	[3]	28	48	49	64	50

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$9.74		$9.17	$9.12	$8.65	$10.42	$10.36
Income from Investment Operations:
Net investment income	0.12	[1]	0.26 [1]	0.27 [1]	0.21	0.13	0.19
Net realized and unrealized gain (loss) on investments	0.37		0.60	0.16	0.48	(1.51)	0.15
Total from investment operations	0.49		0.86	0.43	0.69	(1.38)	0.34
Less Distributions From:
Net investment income	(0.02)		(0.29)	(0.38)	(0.22)	(0.14)	(0.18)
Capital gains	–		–	–	–	(0.25)	(0.10)
Total distributions	(0.02)		(0.29)	(0.38)	(0.22)	(0.39)	(0.28)
Net increase (decrease) in net asset value	0.47		0.57	0.05	0.47	(1.77)	0.06
Net Asset Value at end of period	$10.21		$9.74	$9.17	$9.12	$8.65	$10.42
Total Return (%)[2]	4.97	[3]	9.40	4.74	8.06	(13.38)	3.33
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,125		$7,477	$8,144	$10,057	$12,679	$17,373
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.57	0.58	0.57
After waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.57	0.54	0.47
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	2.45	[4]	2.68	2.91	2.46	1.44	1.69
After reimbursement of expenses by Advisor (%)	2.45	[4]	2.68	2.91	2.46	1.48	1.79
Portfolio turnover (%)[5]	19	[3]	28	48	49	64	50

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MODERATE ALLOCATION FUND

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$9.32		$9.00	$8.79	$8.13	$10.29	$10.09
Income from Investment Operations:
Net investment income	0.08	[1]	0.22 [1]	0.24 [1]	0.22	0.15	0.28
Net realized and unrealized gain (loss) on investments	0.70		0.77	0.40	0.67	(1.53)	0.46
Total from investment operations	0.78		0.99	0.64	0.89	(1.38)	0.74
Less Distributions From:
Net investment income	(0.02)		(0.25)	(0.25)	(0.22)	(0.16)	(0.26)
Capital gains	(0.05)		(0.42)	(0.18)	(0.01)	(0.62)	(0.28)
Total distributions	(0.07)		(0.67)	(0.43)	(0.23)	(0.78)	(0.54)
Net increase (decrease) in net asset value	0.71		0.32	0.21	0.66	(2.16)	0.20
Net Asset Value at end of period	$10.03		$9.32	$9.00	$8.79	$8.13	$10.29
Total Return (%)[2]	8.42	[3]	11.17	7.34	10.82	(13.54)	7.40
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$86,611		$89,959	$98,814	$103,239	$107,664	$146,647
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.33	0.32
After waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.29	0.22
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	1.87	[4]	2.37	2.57	2.38	1.54	2.27
After reimbursement of expenses by Advisor (%)	1.87	[4]	2.37	2.57	2.38	1.58	2.37
Portfolio turnover (%)[5]	24	[3]	32	50	57	64	59

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$9.36		$9.04	$8.82	$8.16	$10.31	$10.10
Income from Investment Operations:
Net investment income	0.08	[1]	0.20 [1]	0.21 [1]	0.13	0.09	0.21
Net realized and unrealized gain (loss) on investments	0.70		0.77	0.42	0.73	(1.49)	0.51
Total from investment operations	0.78		0.97	0.63	0.86	(1.40)	0.72
Less Distributions From:
Net investment income	(0.01)		(0.23)	(0.23)	(0.19)	(0.13)	(0.23)
Capital gains	(0.05)		(0.42)	(0.18)	(0.01)	(0.62)	(0.28)
Total distributions	(0.06)		(0.65)	(0.41)	(0.20)	(0.75)	(0.51)
Net increase (decrease) in net asset value	0.72		0.32	0.22	0.66	(2.15)	0.21
Net Asset Value at end of period	$10.08		$9.36	$9.04	$8.82	$8.16	$10.31
Total Return (%)[2]	8.29	[3]	10.89	7.07	10.54	(13.76)	7.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,022		$8,068	$8,643	$9,958	$11,241	$16,166
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.57	0.58	0.57
After waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.57	0.54	0.47
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	1.62	[4]	2.12	2.27	2.11	1.28	2.07
After reimbursement of expenses by Advisor (%)	1.62	[4]	2.12	2.27	2.11	1.32	2.17
Portfolio turnover (%)[5]	24	[3]	32	50	57	64	59

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

AGGRESSIVE ALLOCATION FUND

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023		2022	2021
CLASS I
Net Asset Value at beginning of period	$8.40		$8.01	$7.77	$7.04		$9.08	$8.76
Income from Investment Operations:
Net investment income	0.06	[1]	0.16 [1]	0.19 [1]	0.18		0.13	0.28
Net realized and unrealized gain (loss) on investments	0.88		0.84	0.51	0.73		(1.39)	0.61
Total from investment operations	0.94		1.00	0.70	0.91		(1.26)	0.89
Less Distributions From:
Net investment income	(0.01)		(0.18)	(0.19)	(0.18)		(0.14)	(0.26)
Capital gains	(0.05)		(0.43)	(0.27)	(0.00	)2	(0.64)	(0.31)
Total distributions	(0.06)		(0.61)	(0.46)	(0.18)		(0.78)	(0.57)
Net increase (decrease) in net asset value	0.88		0.39	0.24	0.73		(2.04)	0.32
Net Asset Value at end of period	$9.28		$8.40	$8.01	$7.77		$7.04	$9.08
Total Return (%)[3]	11.14	[4]	12.73	9.08	12.88		(14.35)	10.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,919		$38,297	$40,438	$38,443		$39,149	$52,574
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[5]	0.32	0.33	0.32		0.33	0.32
After waiver of expenses by Adviser (%)	0.32	[5]	0.32	0.33	0.32		0.29	0.22
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	1.28	[5]	1.90	2.25	2.14		1.46	2.64
After reimbursement of expenses by Advisor (%)	1.28	[5]	1.90	2.25	2.14		1.50	2.74
Portfolio turnover (%)[6]	27	[4]	34	60	64		70	71

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023		2022	2021
CLASS II
Net Asset Value at beginning of period	$8.40		$8.00	$7.76	$7.02		$9.06	$8.74
Income from Investment Operations:
Net investment income	0.04	[1]	0.14 [1]	0.16 [1]	0.14		0.10	0.22
Net realized and unrealized gain (loss) on investments	0.88		0.85	0.52	0.75		(1.39)	0.64
Total from investment operations	0.92		0.99	0.68	0.89		(1.29)	0.86
Less Distributions From:
Net investment income	(0.00)[3]		(0.16)	(0.17)	(0.15)		(0.11)	(0.23)
Capital gains	(0.05)		(0.43)	(0.27)	(0.00	)2	(0.64)	(0.31)
Total distributions	(0.05)		(0.59)	(0.44)	(0.15)		(0.75)	(0.54)
Net increase (decrease) in net asset value	0.87		0.40	0.24	0.74		(2.04)	0.32
Net Asset Value at end of period	$9.27		$8.40	$8.00	$7.76		$7.02	$9.06
Total Return (%)[3]	11.00	[4]	12.45	8.81	12.60		(14.57)	9.90
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$203		$516	$466	$472		$614	$799
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[5]	0.57	0.58	0.57		0.58	0.57
After waiver of expenses by Adviser (%)	0.57	[5]	0.57	0.58	0.57		0.54	0.47
Ratio of net investment income to average net assets:
Before reimbursement of expenses by Advisor (%)	0.99	[5]	1.71	1.95	1.84		1.23	2.32
After reimbursement of expenses by Advisor (%)	0.99	[5]	1.71	1.95	1.84		1.27	2.42
Portfolio turnover (%)[6]	27	[4]	34	60	64		70	71

1 Per share amounts have been calculated using the average shares method.

2 Amounts represent less than $(0.005) per share.

3 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4 Not annualized.

5 Annualized.

6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

DIVERSIFIED INCOME FUND

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$13.64		$13.52	$14.09	$16.09	$19.65	$19.47
Income from Investment Operations:
Net investment income	0.28	[1]	0.62 [1]	0.89 [1]	0.45	0.41	0.36
Net realized and unrealized gain (loss) on investments	0.12		0.33	(0.17)	0.14	(1.89)	2.53
Total from investment operations	0.40		0.95	0.72	0.59	(1.48)	2.89
Less Distributions From:
Net investment income	(0.03)		(0.82)	(0.89)	(0.44)	(0.41)	(0.39)
Capital gains	–		(0.01)	(0.40)	(2.15)	(1.67)	(2.32)
Total distributions	(0.03)		(0.83)	(1.29)	(2.59)	(2.08)	(2.71)
Net increase (decrease) in net asset value	0.37		0.12	(0.57)	(2.00)	(3.56)	0.18
Net Asset Value at end of period	$14.01		$13.64	$13.52	$14.09	$16.09	$19.65
Total Return (%)[2]	2.95	[3]	7.08	5.24	3.77	(7.64)	14.92
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$116,108		$120,544	$131,174	$150,186	$166,136	$200,806
Ratios of expenses to average net assets (%)	0.27	[4]	0.27	0.27	0.54	0.73	0.72
Ratio of net investment income to average net assets (%)	4.07	[4]	4.49	6.22	2.72	2.18	1.64
Portfolio turnover (%)[5]	7	[3]	20	11	118	32	34

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$13.37		$13.27	$13.84	$15.85	$19.39	$19.27
Income from Investment Operations:
Net investment income	0.26	[1]	0.57 [1]	0.84 [1]	0.42	0.37	0.32
Net realized and unrealized gain (loss) on investments	0.11		0.33	(0.16)	0.12	(1.88)	2.48
Total from investment operations	0.37		0.90	0.68	0.54	(1.51)	2.80
Less Distributions From:
Net investment income	(0.01)		(0.79)	(0.85)	(0.40)	(0.36)	(0.36)
Capital gains	–		(0.01)	(0.40)	(2.15)	(1.67)	(2.32)
Total distributions	(0.01)		(0.80)	(1.25)	(2.55)	(2.03)	(2.68)
Net increase (decrease) in net asset value	0.36		0.10	(0.57)	(2.01)	(3.54)	0.12
Net Asset Value at end of period	$13.73		$13.37	$13.27	$13.84	$15.85	$19.39
Total Return (%)[2]	2.82	[3]	6.81	4.98	3.51	(7.87)	14.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,761		$16,557	$19,171	$21,959	$25,053	$29,739
Ratios of expenses to average net assets (%)	0.52	[4]	0.52	0.52	0.79	0.98	0.97
Ratio of net investment income to average net assets (%)	3.82	[4]	4.21	5.98	2.46	1.93	1.39
Portfolio turnover (%)[5]	7	[3]	20	11	118	32	34

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

CORE BOND FUND

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$8.43		$8.23	$8.41	$8.20	$9.74	$10.30
Income from Investment Operations:
Net investment income	0.17	[1]	0.31 [1]	0.30 [1]	0.26	0.23	0.20
Net realized and unrealized gain (loss) on investments	(0.11)		0.28	(0.16)	0.23	(1.50)	(0.37)
Total from investment operations	0.06		0.59	0.14	0.49	(1.27)	(0.17)
Less Distributions From:
Net investment income	–		(0.39)	(0.32)	(0.28)	(0.23)	(0.23)
Capital gains	–		–	–	–	(0.04)	(0.16)
Total distributions	–		(0.39)	(0.32)	(0.28)	(0.27)	(0.39)
Net increase (decrease) in net asset value	0.06		0.20	(0.18)	0.21	(1.54)	(0.56)
Net Asset Value at end of period	$8.49		$8.43	$8.23	$8.41	$8.20	$9.74
Total Return (%)[2]	0.67	[3]	7.26	1.52	6.16	(13.17)	(1.58)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$35,854		$41,029	$53,343	$61,642	$67,311	$85,758
Ratios of expenses to average net assets (%)	0.58	[4]	0.58	0.57	0.57	0.58	0.57
Ratio of net investment income to average net assets (%)	3.85	[4]	3.73	3.55	3.18	2.40	1.97
Portfolio turnover (%)[5]	5	[3]	13	16	25	27	34

	(unaudited) Six-Months Ended 6/30/26		Year Ended December 31,
			2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$8.37		$8.17	$8.36	$8.15	$9.69	$10.25
Income from Investment Operations:
Net investment income	0.15	[1]	0.29 [1]	0.28 [1]	0.24	0.12	0.07
Net realized and unrealized gain (loss) on investments	(0.10)		0.28	(0.17)	0.23	(1.41)	(0.25)
Total from investment operations	0.05		0.57	0.11	0.47	(1.29)	(0.18)
Less Distributions From:
Net investment income	–		(0.37)	(0.30)	(0.26)	(0.21)	(0.22)
Capital gains	–		–	–	–	(0.04)	(0.16)
Total distributions	–		(0.37)	(0.30)	(0.26)	(0.25)	(0.38)
Net increase (decrease) in net asset value	0.05		0.20	(0.19)	0.21	(1.54)	(0.56)
Net Asset Value at end of period	$8.42		$8.37	$8.17	$8.36	$8.15	$9.69
Total Return (%)[2]	0.55	[3]	7.00	1.27	5.89	(13.38)	(1.83)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,071		$10,765	$11,922	$13,329	$15,043	$19,379
Ratios of expenses to average net assets (%)	0.83	[4]	0.83	0.82	0.82	0.83	0.82
Ratio of net investment income to average net assets (%)	3.60	[4]	3.48	3.30	2.93	2.15	1.72
Portfolio turnover (%)[5]	5	[3]	13	16	25	27	34

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP VALUE FUND

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$23.28		$23.37	$22.77	$23.35	$27.33	$23.34
Income from Investment Operations:
Net investment income	0.25	[1]	0.48 [1]	0.53 [1]	0.55	0.63	0.49
Net realized and unrealized gain (loss) on investments	1.56		1.50	1.27	0.03	(1.96)	4.71
Total from investment operations	1.81		1.98	1.80	0.58	(1.33)	5.20
Less Distributions From:
Net investment income	–		(0.59)	(0.54)	(0.58)	(0.61)	(0.49)
Capital gains	(0.03)		(1.48)	(0.66)	(0.58)	(2.04)	(0.72)
Total distributions	(0.03)		(2.07)	(1.20)	(1.16)	(2.65)	(1.21)
Net increase (decrease) in net asset value	1.78		(0.09)	0.60	(0.58)	(3.98)	3.99
Net Asset Value at end of period	$25.06		$23.28	$23.37	$22.77	$23.35	$27.33
Total Return (%)[2]	7.79	[3]	8.50	8.02	2.56	(4.91)	22.36
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$155,133		$159,167	$176,707	$185,880	$202,492	$239,621
Ratios of expenses to average net assets (%)	0.62	[4]	0.62	0.63	0.62	0.63	0.62
Ratio of net investment income to average net assets (%)	2.03	[4]	1.99	2.25	2.30	2.33	1.78
Portfolio turnover (%)[5]	12	[3]	24	20	28	29	32

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$22.76		$22.89	$22.33	$22.91	$26.87	$22.99
Income from Investment Operations:
Net investment income	0.21	[1]	0.41 [1]	0.46 [1]	0.37	0.42	0.24
Net realized and unrealized gain (loss) on investments	1.53		1.47	1.24	0.15	(1.80)	4.81
Total from investment operations	1.74		1.88	1.70	0.52	(1.38)	5.05
Less Distributions From:
Net investment income.	–		(0.53)	(0.48)	(0.52)	(0.54)	(0.45)
Capital gains.	(0.03)		(1.48)	(0.66)	(0.58)	(2.04)	(0.72)
Total distributions	(0.03)		(2.01)	(1.14)	(1.10)	(2.58)	(1.17)
Net increase (decrease) in net asset value	1.71		(0.13)	0.56	(0.58)	(3.96)	3.88
Net Asset Value at end of period	$24.47		$22.76	$22.89	$22.33	$22.91	$26.87
Total Return (%)[2]	7.66	[3]	8.23	7.75	2.31	(5.14)	22.05
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,369		$1,435	$1,823	$2,010	$2,296	$3,128
Ratios of expenses to average net assets (%)	0.87	[4]	0.87	0.88	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.77	[4]	1.74	2.00	2.04	2.06	1.52
Portfolio turnover (%)[5]	12	[3]	24	20	28	29	32

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP GROWTH FUND

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$20.42		$23.04	$21.63	$18.79	$23.42	$21.11
Income from Investment Operations:
Net investment income	0.06	[1]	0.09 [1]	0.15 [1]	0.07	0.07	0.10
Net realized and unrealized gain (loss) on investments	1.02		0.65	3.37	4.84	(3.21)	4.68
Total from investment operations	1.08		0.74	3.52	4.91	(3.14)	4.78
Less Distributions From:
Net investment income	–		(0.11)	(0.15)	(0.07)	(0.08)	(0.08)
Capital gains	(0.40)		(3.25)	(1.96)	(2.00)	(1.41)	(2.39)
Total distributions	(0.40)		(3.36)	(2.11)	(2.07)	(1.49)	(2.47)
Net increase (decrease) in net asset value	0.68		(2.62)	1.41	2.84	(4.63)	2.31
Net Asset Value at end of period	$21.10		$20.42	$23.04	$21.63	$18.79	$23.42
Total Return (%)[2]	5.32	[3]	3.30	16.41	26.38	(13.45)	22.96
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$156,864		$162,949	$191,639	$189,065	$166,176	$213,648
Ratios of expenses to average net assets (%)	0.83	[4]	0.83	0.83	0.82	0.83	0.82
Ratio of net investment income to average net assets (%)	0.61	[4]	0.39	0.63	0.36	0.30	0.40
Portfolio turnover (%)[5]	11	[3]	23	9	13	12	16

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$19.47		$22.12	$20.86	$18.19	$22.73	$20.57
Income from Investment Operations:
Net investment income	0.03	[1]	0.03 [1]	0.08 [1]	(0.09)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	0.97		0.64	3.25	4.80	(3.05)	4.64
Total from investment operations	1.00		0.67	3.33	4.71	(3.10)	4.60
Less Distributions From:
Net investment income	–		(0.07)	(0.11)	(0.04)	(0.03)	(0.05)
Capital gains	(0.40)		(3.25)	(1.96)	(2.00)	(1.41)	(2.39)
Total distributions	(0.40)		(3.32)	(2.07)	(2.04)	(1.44)	(2.44)
Net increase (decrease) in net asset value	0.60		(2.65)	1.26	2.67	(4.54)	2.16
Net Asset Value at end of period	$20.07		$19.47	$22.12	$20.86	$18.19	$22.73
Total Return (%)[2]	5.19	[3]	3.04	16.12	26.07	(13.67)	22.66
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,772		$7,071	$8,703	$9,811	$10,324	$14,667
Ratios of expenses to average net assets (%)	1.08	[4]	1.08	1.08	1.07	1.08	1.07
Ratio of net investment income to average net assets (%)	0.36	[4]	0.14	0.36	0.09	0.04	0.17
Portfolio turnover (%)[5]	11	[3]	23	9	13	12	16

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MID CAP FUND

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
CLASS I
Net Asset Value at beginning of period	$13.32		$17.02	$18.47	$15.79	$19.99	$17.97
Income from Investment Operations:
Net investment income	0.01	[1]	0.03 [1]	0.13 [1]	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.46		0.18	1.82	4.18	(2.61)	4.62
Total from investment operations	0.47		0.21	1.95	4.20	(2.63)	4.63
Less Distributions From:
Net investment income	–		(0.05)	(0.13)	(0.03)	–	–
Capital gains	–		(3.86)	(3.27)	(1.49)	(1.57)	(2.61)
Total distributions	–		(3.91)	(3.40)	(1.52)	(1.57)	(2.61)
Net increase (decrease) in net asset value	0.47		(3.70)	(1.45)	2.68	(4.20)	2.02
Net Asset Value at end of period	$13.79		$13.32	$17.02	$18.47	$15.79	$19.99
Total Return (%)[2]	3.55	[3]	1.27	10.84	26.85	(13.17)	26.39
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$98,812		$107,971	$138,093	$149,182	$133,928	$176,437
Ratios of expenses to average net assets (%)	0.93	[4]	0.93	0.92	0.92	0.93	0.92
Ratio of net investment income to average net assets (%)	0.10	[4]	0.19	0.66	0.08	(0.15)	0.06
Portfolio turnover (%)[5]	12	[3]	19	15	13	17	25

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
CLASS II
Net Asset Value at beginning of period	$12.03		$15.76	$17.35	$14.92	$19.04	$17.26
Income from Investment Operations:
Net investment income	(0.01)[1]		(0.01)[1]	0.07 [1]	(0.17)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	0.42		0.16	1.71	4.09	(2.41)	4.53
Total from investment operations	0.41		0.15	1.78	3.92	(2.55)	4.39
Less Distributions From:
Net investment income	–		(0.02)	(0.10)	–	–	–
Capital gains	–		(3.86)	(3.27)	(1.49)	(1.57)	(2.61)
Total distributions	–		(3.88)	(3.37)	(1.49)	(1.57)	(2.61)
Net increase (decrease) in net asset value	0.41		(3.73)	(1.59)	2.43	(4.12)	1.78
Net Asset Value at end of period	$12.44		$12.03	$15.76	$17.35	$14.92	$19.04
Total Return (%)[2]	3.42	[3]	1.02	10.57	26.53	(13.39)	26.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,065		$3,111	$3,830	$4,578	$4,595	$6,487
Ratios of expenses to average net assets (%)	1.18	[4]	1.18	1.17	1.17	1.18	1.17
Ratio of net investment income to average net assets (%)	(0.15)[4]		(0.05)	0.39	(0.18)	(0.41)	(0.17)
Portfolio turnover (%)[5]	12	[3]	19	15	13	17	25

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2020 FUND

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$6.70		$6.40	$6.41	$6.45	$7.60	$7.87
Income from Investment Operations:
Net investment income	0.10	[1]	0.24 [1]	0.23 [1]	0.24	0.17	0.13
Net realized and unrealized gain (loss) on investments	0.13		0.33	(0.01)	0.03	(1.15)	(0.02)
Total from investment operations	0.23		0.57	0.22	0.27	(0.98)	0.11
Less Distributions From:
Net investment income	(0.01)		(0.27)	(0.23)	(0.31)	(0.11)	(0.10)
Capital gains	–		–	–	–	(0.06)	(0.28)
Total distributions	(0.01)		(0.27)	(0.23)	(0.31)	(0.17)	(0.38)
Net increase (decrease) in net asset value	0.22		0.30	(0.01)	(0.04)	(1.15)	(0.27)
Net Asset Value at end of period	$6.92		$6.70	$6.40	$6.41	$6.45	$7.60
Total Return (%)[2]	3.47	[3]	8.94	3.48	4.17	(13.00)	1.45
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,409		$10,973	$13,715	$15,410	$18,687	$27,014
Ratios of expenses to average net assets (%)	0.31	[4]	0.31	0.31	0.30	0.31	0.31
Ratio of net investment income to average net assets (%)	3.08	[4]	3.53	3.46	3.16	2.17	1.54
Portfolio turnover (%)[5]	14	[3]	19	39	231	305	210

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2030 FUND

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$7.68		$7.19	$7.01	$6.95	$8.15	$8.18
Income from Investment Operations:
Net investment income	0.11	[1]	0.24 [1]	0.22 [1]	0.22	0.19	0.29
Net realized and unrealized gain (loss) on investments	0.34		0.49	0.17	0.17	(1.14)	0.29
Total from investment operations	0.45		0.73	0.39	0.39	(0.95)	0.58
Less Distributions From:
Net investment income	(0.01)		(0.24)	(0.21)	(0.32)	(0.18)	(0.20)
Capital gains	–		–	–	–	(0.07)	(0.41)
Return of Capital	–		–	–	(0.01)	–	–
Total distributions	(0.01)		(0.24)	(0.21)	(0.33)	(0.25)	(0.61)
Net increase (decrease) in net asset value	0.44		0.49	0.18	0.06	(1.20)	(0.03)
Net Asset Value at end of period	$8.12		$7.68	$7.19	$7.01	$6.95	$8.15
Total Return (%)[2]	5.87	[3]	10.35	5.47	5.72	(11.79)	7.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$54,859		$54,395	$51,649	$55,775	$56,944	$71,328
Ratios of expenses to average net assets (%)	0.31	[4]	0.31	0.31	0.30	0.31	0.31
Ratio of net investment income to average net assets (%)	2.65	[4]	3.13	2.96	3.03	2.38	3.40
Portfolio turnover (%)[5]	19	[3]	31	38	220	303	215

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2040 FUND

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$7.45		$6.81	$6.46	$6.33	$7.49	$7.52
Income from Investment Operations:
Net investment income	0.07	[1]	0.19[1]	0.17[1]	0.19	0.18	0.31
Net realized and unrealized gain (loss) on investments	0.67		0.64	0.33	0.23	(1.01)	0.36
Total from investment operations	0.74		0.83	0.50	0.42	(0.83)	0.67
Less Distributions From:
Net investment income	(0.02)		(0.19)	(0.15)	(0.27)	(0.17)	(0.21)
Capital gains	–		–	–	(0.00)[2]	(0.16)	(0.49)
Return of Capital	–		–	–	(0.02)	–	–
Total distributions	(0.02)		(0.19)	(0.15)	(0.29)	(0.33)	(0.70)
Net increase (decrease) in net asset value	0.72		0.64	0.35	0.13	(1.16)	(0.03)
Net Asset Value at end of period	$8.17		$7.45	$6.81	$6.46	$6.33	$7.49
Total Return (%)[3]	9.86	[4]	12.29	7.78	6.70	(11.35)	8.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$42,093		$40,764	$41,180	$38,064	$36,024	$40,984
Ratios of expenses to average net assets (%)	0.31	[5]	0.31	0.31	0.30	0.31	0.31
Ratio of net investment income to average net assets (%)	1.87	[5]	2.56	2.50	2.84	2.57	3.71
Portfolio turnover (%)[6]	21	[4]	35	43	210	309	209

1 Per share amounts have been calculated using the average shares method.

2 Amounts represent less than $(0.005) per share.

3 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4 Not annualized.

5 Annualized.

6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Financial Highlights for a Share of Beneficial Interest Outstanding - concluded

MADISON TARGET RETIREMENT 2050 FUND

	(unaudited) Six-Months		Year Ended December 31,
	Ended 6/30/26		2025	2024	2023	2022	2021
Net Asset Value at beginning of period	$13.23		$12.11	$11.32	$11.01	$13.21	$13.00
Income from Investment Operations:
Net investment income	0.11	[1]	0.29 [1]	0.27 [1]	0.29	0.33	0.57
Net realized and unrealized gain (loss) on investments	1.40		1.30	0.75	0.53	(1.76)	0.74
Total from investment operations	1.51		1.59	1.02	0.82	(1.43)	1.31
Less Distributions From:
Net investment income	(0.04)		(0.32)	(0.23)	(0.48)	(0.33)	(0.38)
Capital gains	–		(0.15)	–	(0.02)	(0.44)	(0.72)
Return of Capital	–		–	–	(0.01)	–	–
Total distributions	(0.04)		(0.47)	(0.23)	(0.51)	(0.77)	(1.10)
Net increase (decrease) in net asset value	1.47		1.12	0.79	0.31	(2.20)	0.21
Net Asset Value at end of period	$14.70		$13.23	$12.11	$11.32	$11.01	$13.21
Total Return (%)[2]	11.39	[3]	13.10	9.04	7.60	(11.04)	10.22
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,113		$34,467	$35,846	$32,365	$28,467	$34,283
Ratios of expenses to average net assets (%)	0.31	[4]	0.31	0.31	0.30	0.31	0.30
Ratio of net investment income to average net assets (%)	1.58	[4]	2.29	2.25	2.71	2.63	4.34
Portfolio turnover (%)[5]	23	[3]	42	37	226	329	228

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2026

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 12 investment portfolios (individually, a “Fund,” and collectively, the “Funds”), each with different investment objectives and policies. The Funds are the Core Bond Fund, Large Cap Value Fund, Large Cap Growth Fund, and Mid Cap Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund and Diversified Income Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) serves as the Funds’ investment adviser.

The Declaration of Trust permits the Board of Trustees (the “Board” or the “Board of Trustees”) to issue an unlimited number of full and fractional shares of the Trust without par value. All Funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer Class I shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of TruStage Financial Group, Inc. (“TruStage”) and to qualified pension and retirement plans of TruStage. The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with TruStage. The Trust does not offer shares directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies (ASC 946).

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded Funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund

Ultra Series Fund | June 30, 2026

Notes to Financial Statements (unaudited) - continued

and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a Fund to designate a Fund’s investment adviser as valuation designee to perform a Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a Fund’s investment adviser fair value determinations. The Board has designated the Funds’ Investment Adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. Fixed income securities either newly issued or not being priced for various reasons by one of our approved pricing sources may also be fair valued. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their respective operations. An

Ultra Series Fund | June 30, 2026

Notes to Financial Statements (unaudited) - continued

operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of the Trust’s Investment Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Investment Adviser, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and peers to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the Fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2026, none of the Funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund may invest in foreign currency transactions. Such funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments. As of June 30, 2026, none of the Funds had open foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

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Notes to Financial Statements (unaudited) - continued

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. As of June 30, 2026, there were no illiquid securities held in the Funds.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. During the period ended June 30, 2026, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2026, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Funds’ investments carried at fair value (please see the portfolio of Investments for each fund for a listing of all securities within each category):

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Notes to Financial Statements (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/26
Conservative Allocation
Exchange Traded Funds	$17,567,270	$—	$—	$17,567,270
Investment Companies	24,828,868	—	—	24,828,868
Short-Term Investments	3,709,378	—	—	3,709,378
	46,105,516	—	—	46,105,516
Moderate Allocation
Exchange Traded Funds	49,635,945	—	—	49,635,945
Investment Companies	40,326,199	—	—	40,326,199
Short-Term Investments	5,928,201	—	—	5,928,201
	95,890,345	—	—	95,890,345
Aggressive Allocation
Exchange Traded Funds	25,837,148	—	—	25,837,148
Investment Companies	11,336,433	—	—	11,336,433
Short-Term Investments	2,939,822	—	—	2,939,822
	40,113,403	—	—	40,113,403
Diversified Income
Commercial Mortgage-Backed Securities	—	—	—	—
Exchange Traded Funds	131,005,598	—	—	131,005,598
Mortgage Backed Securities	—	12,509	—	12,509
Short-Term Investments	3,792,286	—	—	3,792,286
	134,797,884	12,509	—	134,810,393
Core Bond
Asset Backed Securities	—	203,059	—	203,059
Collateralized Mortgage Obligations	—	2,895,052	—	2,895,052
Commercial Mortgage-Backed Securities	—	377,663	—	377,663
Corporate Notes and Bonds	—	11,329,346	—	11,329,346
Foreign Corporate Bonds	—	1,210,333	—	1,210,333
Mortgage Backed Securities	—	21,276,861	—	21,276,861
U.S. Government and Agency Obligations	—	7,684,631	—	7,684,631
Short-Term Investments	802,665	—	—	802,665
	802,665	44,976,945	—	45,779,610
Large Cap Value
Common Stocks	153,875,735	—	—	153,875,735
Short-Term Investments	2,842,703	—	—	2,842,703
	156,718,438	—	—	156,718,438
Large Cap Growth
Common Stocks	159,819,924	—	—	159,819,924
Short-Term Investments	5,274,428	—	—	5,274,428
	165,094,352	—	—	165,094,352
Mid Cap
Common Stocks	96,697,817	—	—	96,697,817
Short-Term Investments	8,659,444	—	—	8,659,444
	105,357,261	—	—	105,357,261
Madison Target Retirement 2020 Fund	9,399,562	—	—	9,399,562
Madison Target Retirement 2030 Fund	55,105,414	—	—	55,105,414
Madison Target Retirement 2040 Fund	42,058,810	—	—	42,058,810
Madison Target Retirement 2050 Fund	38,135,315	—	—	38,135,315

[1]	See respective portfolio of Investments for underlying holdings in each Fund. For additional Fund’s information on the Underlying Funds held in the Target Allocation Funds and Target Date Funds including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission website at http://www.sec.gov.

4. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES

Investment Advisory Agreements: For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of June 30, 2026:

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Notes to Financial Statements (unaudited) - continued

Fund	Advisory Fee
Conservative Allocation	0.30%
Moderate Allocation	0.30%
Aggressive Allocation	0.30%
Diversified Income	0.25%
Core Bond	0.55%
Large Cap Value	0.60%
Large Cap Growth	0.80%
Mid Cap	0.90%
Madison Target Retirement 2020	0.25%
Madison Target Retirement 2030	0.25%
Madison Target Retirement 2040	0.25%
Madison Target Retirement 2050	0.25%

The Investment Advisory Agreement for the Core Funds and the Target Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the Funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The unitary fee arrangement with these Funds does not cover, and therefore these Funds pay directly for, the following fees and expenses: (i) fees and expenses of the Independent Trustees; (ii) fees and expenses of the Trust’s independent registered public accountant; (iii) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (iv) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (v) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the Independent Trustees, (these expenses are collectively referred to as “Direct Fund Expenses”).

In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these Funds, the Investment Adviser is only responsible for providing investment management services to the Funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).

Under the Investment Advisory Agreements for the Core Funds, the Allocation Funds, and the Target Date Funds, the Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its management fee and/or reimburse a Fund’s operating expenses to ensure that the Fund’s operating expenses do not exceed certain expense limitations. Any fees waived or reimbursed are not subject to later recoupment by the Investment Adviser. The Investment Adviser may also permanently reduce the amount of the management fee for one or more Funds under such terms as it may determine by written notice thereof to the Trust.

Administrative Services Agreement - Target Date Funds: With respect to the Target Date Funds only, in addition to the advisory fee, the Investment Adviser is entitled to receive an administrative services fee pursuant to the terms of a separate Administrative Services Agreement. Under this agreement, the Investment Adviser has agreed to provide or arrange to have a third party provide the Target Date Funds with such services as they may require in the conduct of their business, to the extent that the Investment Adviser, acting as the Funds’ investment adviser, has not undertaken to provide such services. Services to the Target Date Funds under the Administrative Services Agreement include transfer agent services; fund administrator services; fund accountant services; services of the Trust’s independent public accountants; services of legal counsel to the Trust and the Independent Trustees; and such other services necessary to conduct the Funds’ business. In exchange for these services, each Target Date Fund pays the Investment Adviser a fee, which is computed daily and paid monthly, at an annualized rate of 0.05% the average daily value of the net assets of each Target Date Fund. Not included in this fee and, therefore, the responsibility of the Target Date Funds, are the following fees and expenses: (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to overdrafts of any line of credit maintained with its custodian or another entity for investment purposes); (iii) the costs associated with investment by the Target Date Funds in other investment companies (i.e., acquired fund fees); and (iv) Rule 12b-1 distrbituion and service fees; and (v) the compensation of Trust’s Independent Trustees (these expenses are collectively referred to as “Excluded Expenses”).

Other Expenses: Due to the “unitary fee arrangement” in place with respect to the Core Funds and the Target Allocation Funds, and the Administrative Services Agreement arrangement in place with respect to the Target Date Funds, the Core Funds and the Allocation Funds are directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the Target Date Funds are directly responsible.

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Notes to Financial Statements (unaudited) - continued

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each Fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. For the period ended June 30, 2026, no fees were waived. MFD does not have the right to recoup waived fees.

Officers and Trustees: Certain officers and Trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser or its affiliates. The Trust does not compensate its officers or Trustees who are officers, directors and/ or employees of the Investment Adviser or its affiliates. The Independent Trustees fees are a direct expense of the Funds which is included in the “Trustee fees” line item on the Statements of Operations. The Nominating and Governance Committee of the Board reviews fees paid to Independent Trustees periodically, and may change such fees at any time.

5. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

6. SECURITIES TRANSACTIONS

For the period ended June 30, 2026, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	$8,356,506	$12,985,316
Moderate Allocation	—	—	22,907,431	36,091,277
Aggressive Allocation	—	—	10,205,143	15,184,801
Diversified Income	—	—	9,527,808	15,643,700
Core Bond	988,518	1,226,431	1,628,852	4,404,307
Large Cap Value	—	—	18,789,471	34,448,815
Large Cap Growth	—	—	18,287,418	30,551,750
Mid Cap	—	—	12,044,175	23,658,926
Madison Target Retirement 2020	—	—	1,437,136	3,121,098
Madison Target Retirement 2030	—	—	10,129,418	11,429,637
Madison Target Retirement 2040	—	—	8,203,666	10,206,878
Madison Target Retirement 2050	—	—	8,289,156	7,975,300

7. FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

8. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized Funds may lend portfolio securities to qualified borrowers in order to generate additional income,

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Notes to Financial Statements (unaudited) - continued

while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of June 30, 2026, the aggregate fair value of securities on loan for the Trust was $17,029,828. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S.treasuries or other U.S. government securities. See below for fair value on loan and collateral breakout for each Fund and each respective Fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral[1]	Non-Cash Collateral[1]
Conservative Allocation	$1,729,307	$1,619,099	$152,748
Moderate Allocation	1,473,603	1,356,245	153,062
Aggressive Allocation	1,278,105	1,012,925	295,520
Diversified Income	10,536,629	2,658,511	8,102,655
Core Bond	149,043	152,513	—
Mid Cap	1,863,141	1,995,515	—

1 Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of June 30, 2026
Securities Lending Transactions[1]	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 Days	Total
Conservative Allocation Fund
Common Stocks	$1,619,099	$—	$—	$—	$1,619,099
Total Borrowings	$1,619,099	$—	$—	$—	$1,619,099
Gross amount of recognized liabilities for securities lending transactions					$1,619,099
Moderate Allocation Fund
Common Stocks	$1,356,245	$—	$—	$—	$1,356,245
Total Borrowings	$1,356,245	$—	$—	$—	$1,356,245
Gross amount of recognized liabilities for securities lending transactions					$1,356,245
Aggressive Allocation Fund
Common Stocks	$1,012,925	$—	$—	$—	$1,012,925
Total Borrowings	$1,012,925	$—	$—	$—	$1,012,925
Gross amount of recognized liabilities for securities lending transactions					$1,012,925
Diversified Income Fund
Common Stocks	$2,658,511	$—	$—	$—	$2,658,511
Total Borrowings	$2,658,511	$—	$—	$—	$2,658,511
Gross amount of recognized liabilities for securities lending transactions					$2,658,511
Core Bond Fund
Corporate Notes and Bonds	$152,513	$—	$—	$—	$152,513
Total Borrowings	$152,513	$—	$—	$—	$152,513
Gross amount of recognized liabilities for securities lending transactions					$152,513
Mid Cap Fund
Common Stocks	$1,995,515	$—	$—	$—	$1,995,515
Total Borrowings	$1,995,515	$—	$—	$—	$1,995,515
Gross amount of recognized liabilities for securities lending transactions					$1,995,515

1 Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Ultra Series Fund | June 30, 2026

Notes to Financial Statements (unaudited) - continued

9. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2026. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2022 through December 31, 2025.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as December 31, 2025 which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No-Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$4,047,093	1,275,071
Diversified Income	—	409,983
Core Bond	385,753	6,284,439
Madison Target Retirement 2020	2,158,794	698,371
Madison Target Retirement 2030	2,458,213	—
Madison Target Retirement 2040	311,625	—

At June 30, 2026, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,671,652	$(1,626,430)	$2,045,222
Moderate Allocation	15,075,853	(2,068,647)	13,007,206
Aggressive Allocation	8,041,740	(323,394)	7,718,346
Diversified Income	7,663,637	(2,631,119)	5,032,518
Core Bond	306,254	(3,143,659)	(2,837,405)
Large Cap Value	39,500,492	(1,582,535)	37,917,957
Large Cap Growth	77,814,741	(7,404,263)	70,410,478
Mid Cap	45,974,925	(2,408,367)	43,566,558
Madison Target Retirement 2020	507,346	(39,611)	467,735
Madison Target Retirement 2030	4,866,738	(187,983)	4,678,755
Madison Target Retirement 2040	6,541,335	(45,189)	6,496,146
Madison Target Retirement 2050	6,651,997	(25,156)	6,626,841

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2026, are owned by separate investment accounts and/or pension plans of TruStage.

The Allocation Funds invest in Underlying Funds, including the Madison Funds and Madison ETFs (the “Affiliated Underlying Funds” or “Affiliated Issuers”), which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies. Historical financial information regarding the Affiliated Underlying Funds is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2026 follows:

Fund/Underlying Fund	Beginning value as of 12/31/2025	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/2026	Shares	Dividend Income	Distributions Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class R6	$21,147,859	$1,250,000	$—	$—	$(306,763)	$22,091,096	2,454,566	$435,914	$—
Madison Large Cap Fund Class R6	3,061,507	—	(483,290)	12,698	146,857	2,737,772	92,057	—	—
Totals	$24,209,366	$1,250,000	$(483,290)	$12,698	$(159,906)	24,828,868		$435,914	$—

Ultra Series Fund | June 30, 2026

Notes to Financial Statements (unaudited) - continued

Fund/Underlying Fund	Beginning value as of 12/31/2025	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/2026	Shares	Dividend Income	Distributions Received[1]
Moderate Allocation Fund
Madison Core Bond Fund Class R6	29,479,721	—	(825,915)	(159,050)	(226,096)	28,268,660	3,140,962	570,681	—
Madison Large Cap Fund Class R6	11,948,275	—	(1,621,921)	247,926	343,460	10,917,740	367,106	—	—
Madison Mid Cap Fund Class R6	1,096,215	—	—	—	43,584	1,139,799	66,037	—	—
Totals	$42,524,211	$—	$(2,447,836)	$88,876	$160,948	40,326,199		$570,681	$—

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	5,920,075	—	—	—	(77,896)	5,842,179	649,131	116,265	—
Madison Large Cap Fund Class R6	5,194,741	—	(504,426)	(16,771)	283,131	4,956,675	166,667	—	—
Madison Mid Cap Fund Class R6	517,023	—	—	—	20,556	537,579	31,146	—	—
Totals	$11,631,839	$—	$(504,426)	$(16,771)	$225,791	11,336,433		$116,265	$—

Diversified Income Fund
Madison Aggregate Bond ETF	23,888,325	—	(1,007,604)	(11,021)	(324,177)	22,545,523	1,115,000	497,934	—
Madison Covered Call ETF	19,352,760	—	(909,625)	(100,250)	(779,985)	17,562,900	1,000,000	600,000	—
Madison Dividend Value ETF	27,722,673	493,348	(1,217,125)	227,750	1,424,462	28,651,108	1,180,000	250,385	—
Madison Short-Term Strategic Income ETF	29,988,562	—	(5,615,395)	99,832	(424,936)	24,048,063	1,187,500	568,769	—
Totals	$100,952,320	$493,348	$(8,749,749)	$216,311	$(104,636)	92,807,594		$1,917,088	$—

1 Distributions received include distributions from net investment income and capital gains from the Underlying Funds.

11. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Slowing global economic growth, the risks associated with U.S. trade and tariff policies, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds. Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other Funds with a similar investment objective.

Ultra Series Fund | June 30, 2026

Notes to Financial Statements (unaudited) - continued

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a Fund that does not invest in derivatives.

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent month and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and interest rate levels, the possibility of a national or global recession, trade tensions, political events, and wars in Europe and in the Middle East. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the value of the Funds’ portfolio holdings.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The registrant discloses remuneration paid to directors, officers, and others as part of the financial statements included in item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no investment advisory contracts for the registrant’s board of directors to approve during the Fund’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant does not normally hold shareholder meetings. There have been no changes to the registrant's procedures during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable.

(2) Not applicable.

(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(4) Not applicable.

(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Funds

/s/ Steve J. Fredricks

Steve J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date:	August 25, 2026

/s/ Greg D. Hoppe

Greg D. Hoppe, Principal Financial Officer & Principal Accounting Officer

Date:	August 25, 2026